UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-5349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 S. Wacker Dr., Suite 500, Chicago, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Howard B. Surloff, Esq. Goldman, Sachs & Co. One New York Plaza New York, New York 10004	Copies to: Jeffrey A. Dalke, Esq. Drinker Biddle & Reath LLP One Logan Square 18th and Cherry Streets Philadelphia, PA 19103

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	October 31, 2006

Date of reporting period:	January 31, 2006

GOLDMAN SACHS ENHANCED INCOME FUND

Statement of Investments

January 31, 2006 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Bonds — 32.4%
Banks — 7.3%
Credit Suisse First Boston New York(a)
$2,000,000	6.50%	05/01/2008	$2,056,988
Credit Suisse First Boston USA, Inc.
2,975,000	4.13	01/15/2010	2,870,245
Golden West Financial Corp.
3,200,000	5.50	08/08/2006	3,210,141
Santander Financial Issuances
2,565,000	7.25	05/30/2006	2,583,224
Wachovia Corp.
3,009,000	7.50	07/15/2006	3,041,843
Washington Mutual, Inc.
1,985,000	7.50	08/15/2006	2,012,639
2,000,000	4.00	01/15/2009	1,938,990
Wells Fargo & Co.
3,325,000	6.75	10/01/2006	3,360,787

			21,074,857

Brokerage — 2.4%
Lehman Brothers, Inc.
2,100,000	7.63	06/01/2006	2,117,481
Morgan Stanley
5,000,000	4.00	01/15/2010	4,798,362

			6,915,843

Electric(a) — 1.7%
Singapore Power Ltd.
5,000,000	3.80	10/22/2008	4,849,150

Life Insurance(a) — 6.0%
ING Security Life Institutional Funding
2,500,000	4.25	01/15/2010	2,428,680
Jackson National Life Insurance Co.
2,000,000	5.25	03/15/2007	1,996,512
Monumental Global Funding
4,390,000	5.20	01/30/2007	4,386,747
Prudential Insurance Co.
8,450,000	6.38	07/23/2006	8,506,953

			17,318,892

Noncaptive-Consumer — 7.6%
American General Finance Corp.
10,000,000	4.50	11/15/2007	9,901,668
Countrywide Home Loans, Inc.(b)
5,500,000	4.90	06/02/2006	5,506,869
HSBC Finance Corp.
7,000,000	4.13	11/16/2009	6,748,471

			22,157,008

Property/Casualty Insurance — 2.3%
ACE Ltd.
6,487,000	6.00	04/01/2007	6,549,002

Wireless Telecommunications — 3.2%
Verizon Wireless Capital LLC
9,250,000	5.38	12/15/2006	9,276,288

Principal	Interest		Maturity
Amount	Rate		Date	Value
Corporate Bonds — (continued)
Wirelines Telecommunications — 1.9%
Alltel Corp.
$750,000	4.66%		05/17/2007	$746,532
Ameritech Capital Funding
375,000	6.25		05/18/2009	383,885
GTE California, Inc.
2,875,000	7.65		03/15/2007	2,940,236
SBC Communications, Inc.
1,375,000	4.13		09/15/2009	1,324,984

				5,395,637

TOTAL CORPORATE BONDS				$93,536,677

Agency Debentures — 48.8%
Dexia Municipal Agency
$5,000,000	5.13%		09/11/2006	$5,003,740
FFCB
4,500,000	5.40		05/10/2006	4,508,721
6,500,000	6.60		07/07/2006	6,555,646
FHLB
12,000,000	4.36	(b)	12/13/2006	11,998,824
5,500,000	3.80		12/29/2006	5,449,999
6,600,000	3.50		01/18/2007	6,518,992
5,100,000	3.63		02/16/2007	5,036,852
3,000,000	4.25		04/16/2007	2,979,108
7,000,000	4.00	(b)	12/03/2007	6,855,898
10,000,000	4.50	(b)	03/07/2008	9,823,500
FHLMC
11,725,000	2.50		08/24/2006	11,581,334
3,700,000	2.50		09/29/2006	3,646,072
4,000,000	2.88		10/20/2006	3,946,728
4,000,000	4.39	(b)	12/27/2006	3,999,476
11,628,000	0.00	(c)	01/15/2007	11,118,577
7,746,000	3.10		03/20/2007	7,597,432
FICO STRIPS(c)
3,073,000	0.00		04/05/2006	3,048,702
FNMA
4,000,000	4.37	(b)	12/22/2006	3,999,480
5,000,000	2.75		02/06/2007	4,896,885
14,750,000	2.65		02/23/2007	14,417,196
Government Loan Trust(c)
7,644,000	0.00		04/01/2007	7,242,247
Inter-American Development Bank
1,000,000	6.25		04/15/2006	1,002,622

TOTAL AGENCY DEBENTURES				$141,228,031

Asset-Backed Securities — 10.8%
Autos — 3.4%
Honda Auto Receivables Owner Trust Series 2005-4 Class A2
$10,000,000	4.32%		01/21/2008	$9,962,297

GOLDMAN SACHS ENHANCED INCOME FUND

Statement of Investments (continued)

January 31, 2006 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Asset-Backed Securities — (continued)
Equipment — 0.5%
Ikon Receivables LLC Series 2003-1, Class A3B
$1,306,641	2.33%	12/17/2007	$1,303,545

Lease(a) — 6.9%
AESOP Funding II LLC Series 2003-3A, Class A1
20,000,000	2.75	07/20/2007	19,901,000

TOTAL ASSET-BACKED SECURITIES			31,166,842

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT — 92.0%			$265,931,550

Repurchase Agreement(d) — 6.6%
Joint Repurchase Agreement Account II
$19,100,000	4.46%	02/01/2006	$19,100,000
Maturity Value: $19,102,446

TOTAL INVESTMENTS — 98.6%			$285,031,550

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $44,126,030, which represents approximately 15.3% of net assets as of January 31, 2006.

(b) Variable rate security. Interest rate disclosed is that which is in effect at January 31, 2006.

(c) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(d) Joint repurchase agreement was entered into on January 31, 2006.

For information on the underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.gs.com/funds.

Investment Abbreviations:
FFCB	— Federal Farm Credit Bank
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FICO	— Financing Corp.
FNMA	— Federal National Mortgage Association

GOLDMAN SACHS ENHANCED INCOME FUND

Statement of Investments (continued)

January 31, 2006 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

Investment Valuation — Portfolio securities for which market quotations are readily available are valued at market value on the basis of quotations furnished by a pricing service or provided by dealers in such securities. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Portfolio securities for which market quotations are not readily available are valued based on yield equivalents, pricing matrices or other sources, under valuation procedures established by the Trust’s Board of Trustees.

Futures Contracts — The Fund may enter into futures transactions to hedge against changes in interest rates, securities prices, currency exchange rates or to seek to increase total return. Futures contracts are valued at the last settlement price at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Fund is required to deposit with a broker or the Fund’s custodian bank on behalf of the broker an amount of cash or securities equal to the minimum “initial margin” requirement of the associated futures exchange. Subsequent payments for futures contracts (“variation margin”) are paid or received by the Fund daily, dependent on the daily fluctuations in the value of the contracts, and are recorded for financial reporting purposes as unrealized gains or losses. When contracts are closed, the Fund realizes a gain or loss.

       The use of futures contracts involve, to varying degrees, elements of market and counterparty risk. Changes in the value of the futures contract may not directly correlate with changes in the value of the underlying securities. This risk may decrease the effectiveness of the Fund’s strategies and potentially result in a loss.

At January 31, 2006, the following futures contracts were open as follows:

	Number of
	Contracts	Settlement	Market	Unrealized
Type	Long (Short)	Month	Value	Gain (Loss)

Eurodollars	109	March 2006	$25,935,188	$(75,408)
Eurodollars	108	June 2006	25,670,250	(17,489)
Eurodollars	53	September 2006	12,597,438	(2,743)
Eurodollars	(52)	December 2006	(12,364,300)	70,792
2 Year U.S. Treasury Notes	(151)	March 2006	(30,931,406)	45,312
5 Year U.S. Treasury Notes	(277)	March 2006	(29,288,422)	134,841

			$(8,381,252)	$155,305

GOLDMAN SACHS ENHANCED INCOME FUND

Statement of Investments (continued)

January 31, 2006 (Unaudited)

Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Fund, including accrued interest, is required to equal or exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Fund may be delayed or limited and there may be a decline in the value of the collateral during the period while the Fund seeks to assert its rights. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under triparty repurchase agreements.

       Pursuant to exemptive relief granted by the Securities and Exchange Commission and terms and conditions contained therein, the Fund, together with other registered investment companies having management agreements with Goldman Sachs Asset Management, L.P., or its affiliates, transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements.

At January 31, 2006, the Fund had an undivided interest in the following Joint Repurchase Agreement Account II which equaled $19,100,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

Banc of America Securities LLC	$ 4,000,000,000	4.46%	02/01/2006	$4,000,495,556

Barclays Capital PLC	1,000,000,000	4.46	02/01/2006	1,000,123,889

Barclays Capital PLC	1,400,000,000	4.47	02/01/2006	1,400,173,833

Deutsche Bank Securities, Inc.	1,000,000,000	4.46	02/01/2006	1,000,123,889

Greenwich Capital Markets	300,000,000	4.46	02/01/2006	300,037,167

J.P. Morgan Securities, Inc.	650,000,000	4.44	02/01/2006	650,080,167

Morgan Stanley & Co.	2,500,000,000	4.46	02/01/2006	2,500,309,722

UBS Securities LLC	900,000,000	4.47	02/01/2006	900,111,750

Wachovia Capital Markets	500,000,000	4.47	02/01/2006	500,062,083

TOTAL	$12,250,000,000			$12,251,518,056

At January 31, 2006, the Joint Repurchase Agreement Account II was fully collateralized by Federal Farm Credit Bank, 4.20% to 4.90%, due 08/28/2007 to 02/18/2014; Federal Home Loan Bank, 0.00% to 7.23%, due 02/03/2006 to 11/17/2015; Federal Home Loan Mortgage Association, 0.00% to 10.50%, due 07/01/2006 to 02/01/2036; Federal National Mortgage Association, 2.50% to 10.50%, due 06/18/2007 to 02/01/2036 and Government National Mortgage Association, 5.00% to 7.00%, due 12/20/2025 to 04/20/2035. The aggregate market value of the collateral, including accrued interest, was $12,509,602,473.

Segregation Transactions — As set forth in the prospectus, the Fund may enter into certain derivative transactions to seek to increase total return. Forward foreign currency exchange contracts, futures contracts, written options, swap contracts, mortgage dollar rolls, when-issued securities and forward commitments represent examples of such transactions. As a result of entering into these transactions, the Fund is required to segregate liquid assets, on the books of their custodian, with a daily mark-to-market value equal to or greater than the market value of the corresponding transactions.

GOLDMAN SACHS ENHANCED INCOME FUND

Statement of Investments (continued)

January 31, 2006 (Unaudited)

TAX INFORMATION — At January 31, 2006, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$287,082,985

Gross unrealized gain	154,135
Gross unrealized loss	(2,205,570)

Net unrealized security loss	$(2,051,435)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS ULTRA-SHORT DURATION GOVERNMENT FUND

Statement of Investments

January 31, 2006 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — 81.3%
Adjustable Rate FHLMC(a) — 6.1%
$126,349	4.01%	08/01/2016	$125,874
173,366	4.06	08/01/2018	174,390
165,368	3.88	11/01/2018	166,821
864,430	5.74	11/01/2018	875,422
60,581	4.15	02/01/2019	60,933
83,146	5.62	02/01/2019	83,809
136,337	4.12	03/01/2019	136,803
79,218	4.40	03/01/2019	79,744
133,960	3.67	06/01/2019	133,535
175,929	4.59	07/01/2019	175,986
2,403,065	4.45	11/01/2019	2,437,116
1,741,515	6.87	11/01/2019	1,802,729
187,573	4.52	01/01/2020	187,469
207,659	4.12	05/01/2021	207,402
97,651	6.17	01/01/2025	98,524
151,085	4.13	10/01/2026	150,594
1,583,682	6.50	08/01/2028	1,619,727
831,081	7.26	01/01/2029	839,885
1,014,063	5.36	05/01/2029	1,044,202
296,945	7.16	05/01/2029	297,891
118,520	4.23	06/01/2029	119,393
93,044	4.96	09/01/2029	94,438
1,810,560	7.21	02/01/2030	1,849,152
240,851	6.78	03/01/2030	241,116
975,764	7.19	03/01/2030	983,344
163,651	3.93	04/01/2030	163,427
195,144	4.52	06/01/2030	195,366
921,114	5.72	12/01/2030	951,080
33,660	5.36	01/01/2031	34,201
225,849	3.94	02/01/2031	225,276
58,117	5.25	05/01/2031	58,042
57,689	4.47	06/01/2031	58,524
56,727	5.63	11/01/2031	57,257
6,500,001	7.42	12/01/2031	6,744,313
4,700,232	7.60	12/01/2031	4,781,094
180,375	5.61	10/01/2032	180,241
44,069	4.27	02/01/2033	44,999
2,889,349	3.95	07/01/2033	2,816,240
3,890,436	3.88	09/01/2033	3,788,451
174,509	4.40	11/01/2033	172,709
210,938	4.61	11/01/2033	212,980
1,365,619	5.61	05/01/2035	1,385,042
7,650,156	4.58	08/01/2035	7,585,818

			43,441,359

Adjustable Rate FNMA(a) — 20.8%
252,725	5.21	03/01/2017	255,252
1,185,955	6.64	04/01/2017	1,230,719
148,867	4.24	08/01/2017	149,086
280,690	4.22	09/01/2017	281,646
265,311	4.32	09/01/2017	266,179
102,560	5.75	11/01/2017	104,188
104,692	4.13	12/01/2017	104,685
72,399	4.88	12/01/2017	72,595

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Adjustable Rate FNMA (a)— (continued)
$672,489	4.02%	03/01/2018	$670,193
224,622	4.33	03/01/2018	225,237
2,339,544	4.03	07/01/2018	2,331,555
463,878	4.98	08/01/2018	475,730
725,173	4.08	10/01/2018	728,219
238,445	4.12	10/01/2018	238,994
110,853	4.13	10/01/2018	110,483
238,697	4.22	10/01/2018	238,039
353,198	4.97	10/01/2018	356,928
71,385	4.22	11/01/2018	71,153
17,223	4.93	11/01/2018	17,364
82,507	4.38	12/01/2018	82,248
324,639	3.86	01/01/2019	325,323
82,026	3.88	01/01/2019	82,200
62,259	4.11	04/01/2019	62,252
947,222	4.26	04/01/2019	945,947
2,311,341	3.84	05/01/2019	2,326,812
1,049,847	4.22	05/01/2019	1,049,557
501,120	4.15	06/01/2019	500,394
464,048	4.25	06/01/2019	464,603
377,202	6.25	07/01/2019	386,476
768,013	4.10	08/01/2019	768,837
805,993	4.36	08/01/2019	804,970
98,442	4.72	09/01/2019	98,710
47,130	5.02	09/01/2019	48,467
111,305	4.12	11/01/2019	111,142
3,583,582	5.62	11/01/2019	3,714,311
29,803	3.97	04/01/2020	30,006
1,311,593	5.81	05/01/2020	1,347,386
926,484	3.91	06/01/2020	930,360
289,904	4.15	06/01/2020	291,140
538,326	4.12	11/01/2020	538,917
1,070,189	4.33	12/25/2020	1,067,293
612,862	4.43	03/01/2021	614,932
213,602	5.29	09/01/2021	218,370
120,318	4.21	12/01/2021	120,990
2,024,193	4.66	01/01/2022	2,051,270
89,798	6.37	02/01/2022	92,856
233,156	4.46	05/20/2022	230,358
7,914,769	5.32	12/01/2022	8,050,933
598,574	5.76	02/01/2023	615,259
21,338	6.22	12/01/2023	21,387
1,438,047	5.74	01/01/2024	1,478,460
1,390,129	5.52	03/01/2024	1,424,986
11,069,527	4.16	04/01/2024	11,045,449
1,179,756	4.45	06/20/2024	1,165,600
80,625	5.66	08/01/2024	80,813
450,251	5.43	01/01/2025	460,316
3,009,159	3.78	03/25/2027	2,986,596
96,066	4.59	06/01/2027	96,607
64,037	4.25	12/01/2027	64,077
128,913	4.56	01/01/2028	129,698
23,758	6.59	01/01/2028	23,765

GOLDMAN SACHS ULTRA-SHORT DURATION GOVERNMENT FUND

Statement of Investments (continued)

January 31, 2006 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Adjustable Rate FNMA (a)— (continued)
$406,852	5.21%	05/01/2028	$420,167
104,497	5.93	06/01/2028	107,030
76,953	5.22	09/01/2028	77,790
1,035,547	4.33	01/01/2029	1,034,334
51,021	3.86	06/01/2029	50,969
88,970	4.12	06/01/2029	88,849
95,130	5.78	06/01/2029	97,644
1,928,375	4.57	05/01/2030	1,942,389
92,774	6.47	02/01/2031	95,137
209,856	6.02	05/01/2031	212,484
529,797	5.50	06/01/2031	547,169
2,392,050	5.70	07/01/2031	2,397,654
821,237	5.49	08/01/2031	835,132
80,483	6.07	08/01/2031	82,165
426,555	6.15	08/01/2031	428,086
1,270,816	5.64	11/01/2031	1,281,012
532,632	5.58	12/01/2031	539,997
190,906	5.49	01/01/2032	193,742
406,351	7.10	01/01/2032	422,212
61,252	5.36	02/01/2032	61,669
574,631	6.10	02/01/2032	583,883
51,659	4.53	03/01/2032	52,443
188,978	5.61	03/01/2032	189,658
2,855,170	6.07	03/01/2032	2,929,841
295,559	4.88	04/01/2032	301,992
1,389,064	5.57	04/01/2032	1,395,182
455,070	5.25	05/01/2032	462,735
206,946	5.32	05/01/2032	209,874
474,707	6.39	07/01/2032	484,401
71,766	4.40	08/01/2032	71,264
86,380	4.79	09/01/2032	86,884
696,139	4.80	09/01/2032	701,724
1,697,366	5.17	09/01/2032	1,690,420
225,152	5.35	09/01/2032	230,354
102,276	5.59	09/01/2032	103,536
235,692	5.30	10/01/2032	243,221
178,805	5.36	10/01/2032	181,347
787,066	4.90	12/01/2032	791,615
47,896	5.60	12/01/2032	48,187
1,693,628	4.65	01/01/2033	1,691,456
1,049,419	4.97	01/01/2033	1,053,602
2,843,833	4.89	02/01/2033	2,826,656
3,024,841	4.49	03/01/2033	3,021,295
9,772,156	4.74	03/01/2033	9,731,272
13,108,128	4.77	03/01/2033	13,178,895
181,337	4.05	04/01/2033	179,266
1,097,105	4.82	04/01/2033	1,102,778
2,123,564	4.70	05/01/2033	2,127,356
5,034,204	3.88	07/01/2033	4,955,541
1,370,564	3.93	07/01/2033	1,342,976
2,776,062	4.00	07/01/2033	2,718,167
299,547	4.48	08/01/2033	302,515
10,889,973	3.97	12/01/2033	10,737,622

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Adjustable Rate FNMA (a)— (continued)
$450,868	4.25%	01/01/2034	$445,413
116,686	4.49	02/01/2034	118,866
5,901,580	4.71	10/01/2034	5,856,841
2,820,081	4.37	04/01/2035	2,766,499
3,826,878	4.67	10/01/2035	3,809,054
63,889	4.53	05/01/2036	64,333
64,376	5.24	11/01/2038	65,825
447,799	4.73	06/01/2040	445,409
1,727,234	5.89	07/01/2040	1,766,798
57,552	4.53	02/01/2041	58,267

			146,919,212

Adjustable Rate GNMA(a) — 11.1%
8,487,057	4.00	11/20/2033	8,359,495
6,361,678	3.75	01/20/2034	6,278,022
11,276,054	3.75	02/20/2034	11,127,896
6,306,297	3.75	04/20/2034	6,151,195
30,930,182	4.50	08/20/2034	30,748,932
5,910,226	4.75	08/20/2034	5,904,729
9,541,414	4.50	12/20/2034	9,419,097

			77,989,366

Adjustable Rate Non-Agency(a) — 8.3%
Bank of America Mortgage Securities Series 2002-J, Class A2
1,191,740	4.88	09/25/2032	1,178,896
Bear Stearns Adjustable Rate Mortgage Trust Series 2003-5, Class 1A1
429,659	4.22	08/25/2033	431,021
Bear Stearns Adjustable Rate Mortgage Trust Series 2004-12, Class 1A1
10,203,670	4.88	01/25/2035	10,223,057
Countrywide Home Loans Series 2003-37, Class 1A1
300,768	3.92	08/25/2033	303,255
CS First Boston Mortgage Securities Corp. Series 2003-AR9, Class 2A2
3,930,409	5.10	03/25/2033	3,911,201
Indy Mac Index Mortgage Loan Trust Series 2004-AR4, Class 1A
2,977,056	4.63	08/25/2034	2,955,979
Sequoia Mortgage Trust Series 2004-10, Class A3A
6,893,360	4.69	11/20/2034	6,889,479
Sequoia Mortgage Trust Series 8, Class 3A
5,414,119	6.11	08/20/2032	5,438,157
Washington Mutual Series 2005-AR15, Class A1A1
8,869,518	4.79	11/25/2045	8,869,453
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR16, Class 1A1
8,036,427	4.98	10/25/2035	7,939,106
Wells Fargo Mortgage Backed Securities Trust Series 2006-AR2, Class 2A1
10,456,312	5.00	10/25/2035	10,386,059

			58,525,663

GOLDMAN SACHS ULTRA-SHORT DURATION GOVERNMENT FUND

Statement of Investments (continued)

January 31, 2006 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
CMBS(a)(b)(c) — 1.4%
Interest Only — 1.4%
Bear Stearns Commercial Mortgage Securities, Inc. Series 2001-TOP2, Class X2
$142,041,083	1.14%	02/15/2035	$3,490,517
Salomon Brothers Mortgage Securities VII Series 2002-Key2, Class X2
88,598,000	2.05	03/18/2036	6,214,521

			9,705,038

TOTAL CMBS			9,705,038

CMOs — 15.8%
Interest Only(b) — 0.1%
FHLMC Series 2586, Class NX
3,511,876	4.50	08/15/2016	411,381
FNMA REMIC Trust Series 1990-145, Class B
2,630	1,004.96	12/25/2020	58,522

			469,903

Inverse Floaters(a) — 0.3%
FHLMC Series 1606, Class SC
1,816,434	13.43	11/15/2008	1,931,503
FNMA REMIC Trust Series 1996-20, Class SB
1,661,516	11.72	10/25/2008	191,077

			2,122,580

Inverse Floating Rate — Interest Only(a)(b) — 0.0%
FNMA Series 1996-40, Class SG
1,857,162	11.58	03/25/2009	222,140

PAC — 1.2%
FHLMC Series 1364, Class K
208,202	5.00	09/15/2007	207,746
FHLMC Series 1377, Class H
990,892	6.00	09/15/2007	988,870
FHLMC Series 1415, Class N
242,373	6.75	11/15/2007	242,157
FHLMC Series 1692, Class PJ
218,025	6.50	04/15/2023	217,754
FHLMC Series 2113, Class TE
3,717,821	6.00	01/15/2014	3,707,176
FHLMC Series 2298, Class PD
10,658	6.50	03/15/2030	10,636
FHLMC Series 2479, Class TC
349,346	5.50	12/15/2014	348,815
FNMA REMIC Trust Series 1992-193, Class HD
1,244,745	7.00	11/25/2007	1,255,715
FNMA REMIC Trust Series 1993-225, Class WC
1,437,651	6.50	12/25/2013	1,479,300
FNMA REMIC Trust Series 1993-35, Class H
84,779	6.75	02/25/2008	84,608

			8,542,777

Regular Floater(a) — 8.8%
Collateralized Mortgage Securities Corp. Series N, Class 2
474,514	4.99	08/25/2017	471,569

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Regular Floater(a) — (continued)
FHLMC Series 1509, Class F
$5,366,496	5.50%	04/15/2008	$5,391,144
FHLMC Series 1606, Class FC
6,668,537	4.09	11/15/2008	6,591,430
FHLMC Series 1612, Class FD
684,036	4.09	11/15/2008	675,552
FHLMC Series 1661, Class FD
5,420,735	5.88	01/15/2009	5,481,114
FHLMC Series 1665, Class FA
257,664	3.95	06/15/2023	255,414
FHLMC Series 1826, Class F
288,573	4.90	09/15/2021	290,982
FNMA REMIC Trust Series 1993-190, Class F
4,163,074	4.24	10/25/2008	4,117,151
FNMA REMIC Trust Series 1993-196, Class FD
361,207	4.09	10/25/2008	356,391
FNMA REMIC Trust Series 1993-214, Class FA
1,035,968	5.33	12/25/2008	1,043,399
FNMA REMIC Trust Series 1993-233, Class FA
884,078	4.09	12/25/2008	875,179
FNMA Series 1993-231, Class FE
2,305,741	5.43	12/25/2008	2,326,857
FNMA Series 1998-66, Class FC
547,393	4.97	11/17/2028	552,332
FNMA Series 2001-70, Class OF
2,625,748	3.47	10/25/2031	2,679,702
FNMA Series 2006-5, Class 2A1
31,000,000	4.62	11/25/2028	31,000,000

			62,108,216

Sequential Fixed Rate — 4.9%
FHLMC Series 1216, Class GC
778,363	7.00	03/15/2007	782,578
FHLMC Series 1246, Class J
192,021	7.50	05/15/2007	191,962
FHLMC Series 1423, Class FF
3,349,486	7.00	12/15/2007	3,354,259
FHLMC Series 1720, Class PJ
1,978,784	7.25	01/15/2024	2,011,449
FHLMC Series 2359, Class PC
1,074,318	6.00	07/15/2015	1,073,020
First Nationwide Trust Series 2001-4, Class 1A1
3,184,320	6.75	09/21/2031	3,181,076
FNMA REMIC Trust Series 1993-014, Class A
18,485	6.00	02/25/2008	18,476
FNMA REMIC Trust Series 1993-121, Class Z
9,955,056	7.00	07/25/2023	10,325,878
FNMA REMIC Trust Series 1993-135, Class PG
1,310,066	6.25	07/25/2008	1,314,174
FNMA REMIC Trust Series 1993-212, Class PC
2,053,665	4.50	09/25/2008	2,045,404
FNMA REMIC Trust Series 1996-14, Class J
497,731	6.15	03/25/2009	500,810

GOLDMAN SACHS ULTRA-SHORT DURATION GOVERNMENT FUND

Statement of Investments (continued)

January 31, 2006 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Sequential Fixed Rate — (continued)
FNMA Series 1994-28, Class H
$323,367	6.25%	03/25/2023	$322,418
FNMA Series 1994-72, Class J
7,455,000	6.00	06/25/2023	7,525,386
GNMA REMIC Trust 2001-27, Class VD
1,470,158	6.50	06/16/2017	1,469,959

			34,116,849

Support — 0.5%
FHLMC Series 1639, Class M
3,503,029	6.00	12/15/2008	3,535,494

TOTAL CMOS			111,117,959

FHLMC — 5.4%
2,570,475	7.00	02/01/2009	2,631,347
1,490,761	7.00	03/01/2009	1,526,690
3,365,136	7.00	04/01/2009	3,450,868
1,440,199	7.00	05/01/2009	1,477,152
1,354,127	7.00	06/01/2009	1,388,872
1,141,982	7.50	06/01/2009	1,174,275
238,329	6.50	03/01/2013	243,752
487,753	6.50	04/01/2013	498,852
260,846	6.50	05/01/2013	266,781
555,929	6.50	06/01/2013	568,579
1,302,374	5.00	12/01/2013	1,297,483
1,322,614	4.00	01/01/2014	1,272,047
4,707,179	8.00	12/01/2015	4,957,742
677,198	6.00	05/01/2017	690,343
906,665	7.00	04/01/2021	942,483
508,550	7.00	08/01/2021	528,640
3,258,224	7.00	03/01/2022	3,385,707
1,421,782	7.00	05/01/2022	1,477,411
5,441,706	7.00	06/01/2022	5,654,621
67,824	7.00	12/01/2025	70,501
3,781,878	6.50	12/01/2032	3,882,560
515,159	6.50	03/01/2033	527,872

			37,914,578

FNMA — 12.4%
7,678,521	4.00	05/01/2010	7,433,483
8,658,829	4.00	06/01/2010	8,382,507
2,031,114	6.00	09/01/2011	2,075,427
2,426,270	6.50	04/01/2012	2,492,584
4,752,982	6.00	05/01/2012	4,849,192
1,162,463	6.50	05/01/2012	1,194,235
4,019,419	6.00	06/01/2012	4,101,199
1,239,482	6.50	06/01/2012	1,273,350
15,604,139	5.50	01/01/2013	15,735,927
3,617,821	4.50	08/01/2013	3,544,225
15,529,562	4.50	09/01/2013	15,213,650
1,911,444	8.00	01/01/2016	2,037,849
1,056,693	7.00	03/01/2017	1,090,863
448,590	7.00	05/01/2017	463,096
12,110,483	5.50	03/01/2018	12,184,021

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
FNMA — (continued)
$1,490,397	5.50%	04/01/2018	$1,499,447
476,260	7.00	07/01/2021	495,873
713,129	7.00	11/01/2021	742,497
484,172	7.00	12/01/2021	504,111
592,613	7.00	01/01/2022	617,017
130,411	7.00	02/01/2022	135,782
472,393	7.00	01/01/2028	491,240
750,047	6.50	04/01/2033	768,818

			87,326,393

GNMA — 0.0%
50,582	7.00	12/15/2025	53,122
212,114	7.00	04/15/2026	222,552

			275,674

TOTAL MORTGAGE-BACKED OBLIGATIONS			$573,215,242

Agency Debentures — 9.0%
FHLB
$13,000,000	3.80%	12/29/2006	$12,881,817
FNMA
8,900,000	2.35	04/29/2006	8,850,356
25,000,000	3.01	06/02/2006	24,864,075
17,000,000	3.25	06/28/2006	16,905,038

TOTAL AGENCY DEBENTURES			$63,501,286

Asset-Backed Securities — 1.8%
Auto — 0.5%
AmeriCredit Automobile Receivable Trust Series 2002-A, Class A4
$3,420,045	4.61%	01/12/2009	$3,414,472

Home Equity(a) — 1.3%
Countrywide Home Equity Loan Trust Series 2004-G, Class 2A
5,888,202	4.69	12/15/2029	5,902,967
Impac CMB Trust Series 2003-6, Class A
3,803,603	5.17	07/25/2033	3,804,589

			9,707,556

TOTAL ASSET-BACKED SECURITIES			$13,122,028

GOLDMAN SACHS ULTRA-SHORT DURATION GOVERNMENT FUND

Statement of Investments (continued)

January 31, 2006 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
U.S. Treasury Obligations — 4.4%
United States Treasury Inflation Protected Securities
$13,209,950	1.88%	07/15/2015	$13,086,041
United States Treasury Principal-Only STRIPS(d)
17,920,000	0.00	05/15/2011	17,679,442

TOTAL U.S. TREASURY OBLIGATIONS			$30,765,483

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT — 96.5%
			$680,604,039
Repurchase Agreement(e) — 2.1%
Joint Repurchase Agreement Account II
$14,500,000	4.46%	02/01/2006	$14,500,000
Maturity Value: $14,501,797

TOTAL INVESTMENTS — 98.6%			$695,104,039

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Variable rate security. Interest rate disclosed is that which is in effect at January 31, 2006.

(b) Represents security with notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate due to the amortization of related premiums or accretion of discounts.

(c) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $9,705,038, which represents approximately 1.4% of net assets as of January 31, 2006.

(d) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(e) Joint repurchase agreement was entered into on January 31, 2006.

For information on the underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.gs.com/funds.

Investment Abbreviations:
CMBS— Commercial Mortgage Backed Securities
CMOs— Collateralized Mortgage Obligations
FHLB— Federal Home Loan Bank
FHLMC— Federal Home Loan Mortgage Corp.
FNMA— Federal National Mortgage Association
GNMA— Government National Mortgage Association
PAC— Planned Amortization Class
REMIC— Real Estate Mortgage Investment Conduit

GOLDMAN SACHS ULTRA-SHORT DURATION GOVERNMENT FUND

Statement of Investments (continued)

January 31, 2006 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

Investment Valuation — Portfolio securities for which market quotations are readily available are valued at market value on the basis of quotations furnished by a pricing service or provided by dealers in such securities. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Portfolio securities for which market quotations are not readily available are valued based on yield equivalents, pricing matrices or other sources, under valuation procedures established by the Trust’s Board of Trustees.

Futures Contracts — The Fund may enter into futures transactions to hedge against changes in interest rates, securities prices, currency exchange rates or to seek to increase total return. Futures contracts are valued at the last settlement price at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Fund is required to deposit with a broker or the Fund’s custodian bank on behalf of the broker an amount of cash or securities equal to the minimum “initial margin” requirement of the associated futures exchange. Subsequent payments for futures contracts (“variation margin”) are paid or received by the Fund daily, dependent on the daily fluctuations in the value of the contracts, and are recorded for financial reporting purposes as unrealized gains or losses. When contracts are closed, the Fund realizes a gain or loss.

The use of futures contracts involve, to varying degrees, elements of market and counterparty risk. Changes in the value of the futures contract may not directly correlate with changes in the value of the underlying securities. This risk may decrease the effectiveness of the Fund’s strategies and potentially result in a loss.

At January 31, 2006, the following futures contracts were open as follows:

	Number of
	Contracts	Settlement	Market	Unrealized
Type	Long (Short)	Month	Value	Gain (Loss)

Eurodollars	150	March 2006	$35,690,625	$(19,010)
Eurodollars	910	June 2006	216,295,625	(264,461)
Eurodollars	(183)	September 2006	(43,496,813)	351,079
Eurodollars	(313)	December 2006	(74,423,575)	491,174
U.S. Treasury Bonds	40	March 2006	4,513,750	28,449
2 Year U.S. Treasury Notes	(510)	March 2006	(104,470,312)	198,463
5 Year U.S. Treasury Notes	(911)	March 2006	(96,324,016)	375,265
10 Year U.S. Treasury Notes	(98)	March 2006	(10,626,875)	12,718

			$(72,841,591)	$1,173,677

GOLDMAN SACHS ULTRA-SHORT DURATION GOVERNMENT FUND

Statement of Investments (continued)

January 31, 2006 (Unaudited)

Inverse Floaters — The Fund may invest in inverse floating rate debt securities (“inverse floaters”). The interest rate on inverse floaters resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher the degree of leverage of an inverse floater, the greater the volatility of its market value.

Multiple Class Mortgage-Backed Securities and Collateralized Mortgage Obligations — The Fund may also invest in multiple class mortgage-related securities, including collateralized mortgage obligations and REMIC pass-through or participation certificates (collectively, “CMOs”). These multiple class securities may be Government Mortgage-Related Securities issued by the U.S. Government, its agencies, instrumentalities or sponsored enterprises, including FNMA and FHLMC or private mortgage related securities issued by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs represent direct ownership interests in a pool of residential mortgage loans or mortgage pass-through securities (the “Mortgage Assets”), the payments on which are used to make payments on the CMOs. Investors may purchase beneficial interests in CMOs, which are known as “regular” interests or “residual” interests. The Portfolios may not purchase residual interests, but may purchase other types of interests including those described below. Each class of a CMO, often referred to as a “tranche,” is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date. Principal prepayments on the Mortgage Assets underlying a CMO may cause some or all of the classes of the CMO to be retired substantially earlier than its final distribution date. The principal of and interest on the Mortgage Assets may be allocated among the several classes of a CMO in various ways.

Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Fund, including accrued interest, is required to equal or exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Fund may be delayed or limited and there may be a decline in the value of the collateral during the period while the Fund seeks to assert its rights. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under triparty repurchase agreements.

       Pursuant to exemptive relief granted by the Securities and Exchange Commission and terms and conditions contained therein, the Fund, together with other registered investment companies having management agreements with Goldman Sachs Asset Management, L.P., or its affiliates, transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements.

GOLDMAN SACHS ULTRA-SHORT DURATION GOVERNMENT FUND

Statement of Investments (continued)

January 31, 2006 (Unaudited)

At January 31, 2006, the Fund had an undivided interest in the following Joint Repurchase Agreement Account II which equaled $14,500,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

Banc of America Securities LLC	$ 4,000,000,000	4.46%	02/01/2006	$4,000,495,556

Barclays Capital PLC	1,000,000,000	4.46	02/01/2006	1,000,123,889

Barclays Capital PLC	1,400,000,000	4.47	02/01/2006	1,400,173,833

Deutsche Bank Securities, Inc.	1,000,000,000	4.46	02/01/2006	1,000,123,889

Greenwich Capital Markets	300,000,000	4.46	02/01/2006	300,037,167

J.P. Morgan Securities, Inc.	650,000,000	4.44	02/01/2006	650,080,167

Morgan Stanley & Co.	2,500,000,000	4.46	02/01/2006	2,500,309,722

UBS Securities LLC	900,000,000	4.47	02/01/2006	900,111,750

Wachovia Capital Markets	500,000,000	4.47	02/01/2006	500,062,083

TOTAL	$12,250,000,000			$12,251,518,056

At January 31, 2006, the Joint Repurchase Agreement Account II was fully collateralized by Federal Farm Credit Bank, 4.20% to 4.90%, due 08/28/2007 to 02/18/2014; Federal Home Loan Bank, 0.00% to 7.23%, due 02/03/2006 to 11/17/2015; Federal Home Loan Mortgage Association, 0.00% to 10.50%, due 07/01/2006 to 02/01/2036; Federal National Mortgage Association, 2.50% to 10.50%, due 06/18/2007 to 02/01/2036 and Government National Mortgage Association, 5.00% to 7.00%, due 12/20/2025 to 04/20/2035. The aggregate market value of the collateral, including accrued interest, was $12,509,602,473.

Segregation Transactions — As set forth in the prospectus, the Fund may enter into certain derivative transactions to seek to increase total return. Forward foreign currency exchange contracts, futures contracts, written options, swap contracts, mortgage dollar rolls, when-issued securities and forward commitments represent examples of such transactions. As a result of entering into these transactions, the Fund is required to segregate liquid assets, on the books of their custodian, with a daily mark-to-market value equal to or greater than the market value of the corresponding transactions.

Swap Contracts — The Fund may enter into swap transactions for hedging purposes or to seek to increase total return. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices, rates or indices for a specified amount of an underlying asset or notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

       Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net interest payment to be received by the Fund and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index.

       The Fund records unrealized gains or losses on a daily basis representing the value and the current net receivable or payable relating to open interest rate swap contracts. Net amounts received or paid on the swap contracts, including terminated swaps, are recorded as realized gains or losses.

GOLDMAN SACHS ULTRA-SHORT DURATION GOVERNMENT FUND

Statement of Investments (continued)

January 31, 2006 (Unaudited)

At January 31, 2006, the Fund had outstanding interest rate swap contracts with the following terms:

				Rate Type
		Notional		Payments	Payments
	Swap	Amount	Termination	received by	made by	Unrealized
Swap Type	Counterparty	(000s)	Date	the Fund	the Fund	Gain (Loss)

Interest Rate(a)	Banc of America				3 month LIBOR
	Securities LLC	$29,920	06/09/2008	4.00%	Floating	$(530,073)
Interest Rate(a)	Banc of America				3 month LIBOR
	Securities LLC	14,990	06/20/2008	4.30%	Floating	(180,768)
Interest Rate(a)	Banc of America			3 month LIBOR
	Securities LLC	30,700	06/07/2016	Floating	4.36%	1,649,880
Interest Rate(a)	Banc of America			3 month LIBOR
	Securities LLC	15,500	06/20/2016	Floating	4.62%	519,838
Interest Rate	Banc of America			3 month LIBOR
	Securities LLC	41,000	11/12/2019	Floating	5.07%	66,874
Interest Rate(a)	Banc of America				3 month LIBOR
	Securities LLC	11,760	06/09/2036	4.64%	Floating	(915,058)
Interest Rate(a)	Banc of America				3 month LIBOR
	Securities LLC	6,040	06/20/2036	4.88%	Floating	(252,919)

TOTAL						$357,774

(a) Represents forward settling interest rate swap whose effective dates of commencement of accruals and cash flows range from 05/04/2006 to 06/20/2006.

Treasury Inflation-Protected Securities — The Fund may invest in Treasury Inflation-Protected Securities (“TIPS”), specially structured bonds on which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index (“CPI”). The adjustments for interest income due to inflation are reflected in interest income. TIPS are backed by the full faith and credit of the U.S. Government.

TAX INFORMATION — At January 31, 2006, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$703,279,057

Gross unrealized gain	2,331,484
Gross unrealized loss	(10,506,502)

Net unrealized security loss	$(8,175,018)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Statement of Investments

January 31, 2006 (Unaudited)

Principal	Interest		Maturity
Amount	Rate		Date	Value
Mortgage-Backed Obligations — 59.8%
Adjustable Rate FHLMC(a) — 5.4%
$273,928	5.33	%(b)	05/01/2018	$274,208
199,642	5.79		10/01/2025	200,122
17,704,188	4.19		09/01/2034	17,519,810
18,511,707	4.46		06/01/2035	18,284,754
8,572,601	4.91		08/01/2035	8,541,916
3,898,305	4.56		11/01/2035	3,805,408

				48,626,218

Adjustable Rate FNMA(a) — 19.1%
5,412,921	4.62		12/01/2034	5,389,733
9,252,897	4.89		07/01/2035	9,231,548
560,136	4.87		11/01/2017	565,715
633,093	4.76		02/01/2018	636,992
336,582	0.78		02/25/2018	305,978
426,336	9.93		02/25/2018	485,886
309,425	5.68		06/01/2018	316,419
730,490	5.62		03/01/2019	736,454
650,485	5.81		05/01/2020	668,236
712,568	5.39		12/01/2020	720,187
273,394	5.90		01/01/2023	280,251
14,244,605	4.83		08/01/2029	14,343,011
914,120	5.58		07/01/2032	918,998
510,472	5.61		07/01/2032	512,275
1,864,488	5.32		01/01/2033	1,870,887
13,407,508	4.23		05/01/2033	13,241,343
2,391,936	4.01		08/01/2033	2,350,024
7,416,979	4.61		08/01/2033	7,469,467
9,314,703	4.42		02/01/2034	9,190,207
5,217,267	4.27		03/01/2034	5,155,277
6,302,960	2.97		05/01/2034	6,158,800
3,003,570	3.04		05/01/2034	2,934,023
8,226,867	4.24		06/01/2034	8,221,602
5,756,096	4.29		07/01/2034	5,718,336
9,560,188	4.71		10/01/2034	9,487,713
8,151,373	4.80		10/01/2034	8,124,939
8,953,214	4.82		11/01/2034	8,933,007
8,100,402	5.04		03/01/2035	8,148,924
8,999,643	4.37		04/01/2035	8,828,648
7,824,672	4.68		04/01/2035	7,745,575
2,459,709	4.33		05/01/2035	2,446,279
9,723,134	4.75		08/01/2035	9,579,367
6,744,666	4.73		10/01/2035	6,659,372
5,209,773	4.51		11/01/2035	5,077,549

				172,453,022

Adjustable Rate GNMA(a) — 8.1%
4,243,528	4.00		11/20/2033	4,179,747
2,209,219	3.75		01/20/2034	2,180,168
5,252,660	3.75		02/20/2034	5,183,645
9,253,691	3.75		05/20/2034	9,026,142
2,994,612	4.50		05/20/2034	2,981,481
6,791,466	4.50		07/20/2034	6,719,388
5,174,725	4.75		08/20/2034	5,169,912
17,423,627	4.50		09/20/2034	17,236,807

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Adjustable Rate GNMA (a)— (continued)
$10,896,398	4.75%	09/20/2034	$10,747,845
3,872,072	4.75	10/20/2034	3,860,650
5,459,728	4.75	12/20/2034	5,501,822

			72,787,607

CMOs — 13.7%
Interest Only(d) — 0.1%
FHLMC Series 2575, Class IB
2,977,732	5.50	08/15/2030	318,349
FHLMC Series 2586, Class NX
1,960,678	4.50	08/15/2016	229,674

			548,023

Inverse Floaters(a) — 0.0%
FNMA REMIC Trust Series 1990-134, Class SC
84,516	14.80	11/25/2020	105,394
GNMA Series 2001-59, Class SA
27,217	11.80	11/16/2024	30,417

			135,811

IOette(d) — 0.0%
FHLMC Series 1161, Class U
1,931	1,172.81	11/15/2021	3,466

PAC — 8.2%
FHLMC Series 1327, Class HA
487,995	7.50	07/15/2007	487,094
FHLMC Series 1377, Class H
2,332,673	6.00	09/15/2007	2,327,913
FHLMC Series 1415, Class N
78,771	6.75	11/15/2007	78,701
FHLMC Series 1429, Class G
613,214	7.00	11/15/2007	612,019
FHLMC Series 1475, Class K
718,742	7.00	02/15/2008	721,472
FHLMC Series 1556, Class H
1,881,088	6.50	08/15/2013	1,925,434
FHLMC Series 1564, Class H
2,165,199	6.50	08/15/2008	2,184,971
FHLMC Series 1601, Class PL
1,148,346	6.00	10/15/2008	1,154,303
FHLMC Series 1606, Class H
1,971,796	6.00	11/15/2008	1,982,347
FHLMC Series 1655, Class K
12,387,625	6.50	01/15/2009	12,493,852
FHLMC Series 1703, Class GB
7,687,680	6.50	02/15/2009	7,723,301
FHLMC Series 1916, Class PC
3,700,000	6.75	12/15/2011	3,808,362
FHLMC Series 2812, Class OA
2,003,013	5.00	08/15/2020	1,998,196
FHLMC Series 3028, Class MB
9,453,674	5.00	12/15/2026	9,421,813

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Statement of Investments (continued)

January 31, 2006 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
PAC — (continued)
FNMA REMIC Trust Series 1992-142, Class K
$1,164,900	7.00%	08/25/2007	$1,173,876
FNMA REMIC Trust Series 1993-028, Class PJ
664,188	7.00	03/25/2008	667,203
FNMA REMIC Trust Series 1993-052, Class J
2,376,662	6.50	04/25/2008	2,388,176
FNMA REMIC Trust Series 1993-121, Class Z
5,530,587	7.00	07/25/2023	5,736,599
FNMA REMIC Trust Series 1993-126, Class PG
2,328,991	6.50	07/25/2008	2,349,525
FNMA REMIC Trust Series 1993-135, Class PG
1,497,218	6.25	07/25/2008	1,501,913
FNMA Series 1993-118, Class J
852,679	6.50	06/25/2008	853,149
FNMA Series 1993-207, Class G
2,023,027	6.15	04/25/2023	2,033,232
FNMA Series 1994-23, Class PE
167,581	6.00	08/25/2022	167,108
FNMA Series 2002-22, Class VB
875,238	6.50	08/25/2009	873,426
FNMA Series 2005-87, Class CL
7,953,363	5.00	10/25/2035	7,916,624
GNMA REMIC Trust Series 2002-45, Class QD
1,291,141	6.50	06/20/2031	1,292,722

			73,873,331

Planned Amortization — Interest Only(d) — 0.0%
FHLMC Series 1587, Class HA
145,796	6.50	10/15/2008	8,513

Principal Only(c) — 0.0%
FNMA REMIC Trust Series G92-28, Class A
21,963	0.00	05/25/2007	21,668

Regular Floater(a) — 3.5%
FNMA Series 2001-60, Class OF
3,938,621	5.48	10/25/2031	4,004,573
FNMA Series 2001-70, Class OF
1,969,311	5.48	10/25/2031	2,009,777
FNMA Series 2006-5, Class 2A1
26,000,000	4.62	11/25/2028	26,000,000

			32,014,350

Sequential Fixed Rate — 1.3%
FHLMC Series 108, Class G
894,724	8.50	12/15/2020	892,169
FHLMC Series 1980, Class Z
3,150,229	7.00	07/01/2027	3,249,967
FHLMC Series 2019, Class Z
3,171,235	6.50	12/15/2027	3,255,863
FNMA REMIC Trust Series 1989-66, Class J
1,148,918	7.00	09/25/2019	1,188,331
FNMA REMIC Trust Series 1990-16, Class E
742,575	9.00	03/25/2020	797,184
FNMA REMIC Trust Series 1992-33, Class K
1,923,515	8.50	03/25/2018	2,022,348

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Sequential Fixed Rate — (continued)
GNMA REMIC Trust Series 1995-3, Class DQ
$140,225	8.05%	06/16/2025	$148,865

			11,554,727

TAC — 0.6%
FNMA REMIC Trust Series 1994-18, Class D
5,042,271	6.75	02/25/2024	5,084,302

TOTAL CMOS			123,244,191

FHLMC — 6.0%
6,957,254	4.50	05/01/2008	6,839,336
29,103	7.00	01/01/2009	29,849
52,795	7.00	02/01/2009	54,150
26,461	7.00	03/01/2009	26,985
53,213	7.00	04/01/2009	54,489
66,181	7.00	05/01/2009	67,879
4,597	6.50	05/01/2010	4,700
49,902	6.50	06/01/2010	51,185
683,984	6.50	07/01/2010	701,574
111,757	7.00	07/01/2010	114,624
1,045	6.50	08/01/2010	1,072
147,142	7.00	01/01/2011	150,056
63,269	7.00	12/01/2012	65,212
228,249	6.50	01/01/2013	233,442
154,753	6.50	04/01/2013	158,275
295,170	6.50	05/01/2013	301,886
147,116	6.50	06/01/2013	150,464
111,882	6.50	10/01/2013	114,428
9,964,013	4.00	11/01/2013	9,600,126
1,953,561	5.00	12/01/2013	1,946,225
1,983,921	4.00	01/01/2014	1,908,070
8,904,545	5.00	10/01/2014	8,871,107
18,201,547	4.50	03/01/2015	17,796,478
144,354	8.50	10/01/2015	153,753
1,628,782	8.00	12/01/2015	1,715,482
71,382	7.00	03/01/2016	73,781
2,667,472	7.00	04/01/2022	2,771,841
53,642	7.50	01/01/2031	56,077
607,802	6.50	12/01/2032	623,983

			54,636,529

FNMA — 7.4%
3,131	7.00	11/01/2007	3,208
68,535	7.00	12/01/2007	70,228
1,842	7.00	05/01/2008	1,888
13,099	7.00	08/01/2008	13,429
515,253	7.00	09/01/2008	528,234
12,669	7.00	12/01/2009	12,989
9,323,919	4.00	05/01/2010	9,026,372
86,922	8.50	05/01/2010	89,882
9,813,340	4.00	06/01/2010	9,500,175
1,448	7.00	06/01/2010	1,483
8,368	7.00	08/01/2010	8,609
4,647	7.00	01/01/2011	4,731

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Statement of Investments (continued)

January 31, 2006 (Unaudited)

Principal	Interest		Maturity
Amount	Rate		Date	Value
Mortgage-Backed Obligations — (continued)
FNMA — (continued)
$71,031	7.00%		07/01/2011	$72,322
1,672	7.00		11/01/2011	1,703
6,338,038	5.50		01/01/2013	6,391,576
3,617,821	4.50		08/01/2013	3,544,225
18,761,184	4.50		09/01/2013	18,379,532
86,502	6.00		01/01/2014	88,095
257,998	6.00		03/01/2014	262,749
29,635	5.50		04/01/2014	29,579
12,631	8.50		09/01/2015	13,436
294,650	8.50		10/01/2015	313,426
85,516	8.50		12/01/2015	91,039
1,519,217	5.50		07/01/2018	1,528,443
769,739	5.50		08/01/2018	774,413
1,111,444	5.50		09/01/2018	1,118,193
135,175	5.50		12/01/2018	135,996
230,800	7.00		11/01/2019	240,605
219,803	8.00		02/01/2031	233,625
5,054,544	6.00		03/01/2033	5,103,317
9,089,271	6.50		04/01/2033	9,316,745

				66,900,247

GNMA — 0.1%
101,006	6.50		06/15/2008	103,022
48,019	6.50		07/15/2008	48,977
144,273	6.50		08/15/2008	147,153
77,174	6.50		09/15/2008	78,715
18,657	6.50		10/15/2008	19,029
4,663	6.50		11/15/2008	4,756
14,319	9.00		12/15/2008	14,937
13,662	6.50		01/15/2009	14,031
35,593	9.00		01/15/2009	37,444
1,287	6.50		03/15/2009	1,312
5,232	6.50		04/15/2009	5,374
79,658	6.50		05/15/2009	81,812
7,961	6.50		07/15/2009	8,176
17,080	6.50		11/15/2009	17,542
7,176	9.00		01/15/2010	7,606
68,062	9.00		07/15/2012	73,091

				662,977

TOTAL MORTGAGE-BACKED OBLIGATIONS				$539,310,791

Agency Debentures — 33.6%
FFCB
$2,000,000	5.40%		05/10/2006	$2,003,876
16,500,000	4.20		07/30/2007	16,353,744
FHLB
9,000,000	2.50		05/19/2006	8,942,310
6,000,000	2.32		07/24/2006	5,932,368
10,000,000	2.30	(a)	08/30/2006	9,862,620
10,000,000	2.90	(a)	06/11/2007	9,747,360
9,000,000	4.13		09/06/2007	8,905,896
15,000,000	3.66	(a)	09/07/2007	14,940,000

Principal	Interest	Maturity
Amount	Rate	Date	Value
Agency Debentures — (continued)
FHLB — (continued)
$23,880,000	4.25%	09/26/2007	$23,655,098
21,500,000	4.00 (a)	12/03/2007	20,924,015
7,000,000	3.79	11/28/2008	6,811,308
FHLMC
4,380,000	3.00	12/15/2006	4,312,592
13,200,000	4.13	04/02/2007	13,092,446
10,000,000	2.42	04/12/2007	9,719,750
40,900,000	4.50	04/18/2007	40,673,700
9,500,000	2.55	04/19/2007	9,244,602
10,000,000	3.55	11/16/2007	9,788,840
5,000,000	3.50	04/15/2008	4,866,685
19,000,000	4.48	09/19/2008	18,792,465
FNMA
4,500,000	2.75	08/11/2006	4,453,682
20,000,000	3.05	10/13/2006	19,762,680
10,000,000	2.20	12/04/2006	9,785,990
19,000,000	3.55	01/12/2007	18,771,734
9,700,000	3.65	11/30/2007	9,508,396
Small Business Administration
461,726	7.20	06/01/2017	484,113
855,292	6.30	05/01/2018	882,782
987,611	6.30	06/01/2018	1,019,804

TOTAL AGENCY DEBENTURES			$303,238,856

U.S. Treasury Obligations — 4.9%
United States Treasury Inflation Protected Securities
$14,429,330	1.88%	07/15/2015	$14,293,983
United States Treasury Principal-Only STRIPS(b)(c)
30,000,000	13.88	05/15/2011	29,597,280

TOTAL U.S. TREASURY OBLIGATIONS			$43,891,263

TOTAL INVESTMENTS BEFORE
REPURCHASE AGREEMENT — 98.3%			$886,440,910

Repurchase Agreement(e) — 0.6%
Joint Repurchase Agreement Account II
$5,800,000	4.46%	02/01/2006	$5,800,000
Maturity Value: $5,800,719

TOTAL INVESTMENTS — 98.9%			$892,240,910

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Variable rate security. Interest rate disclosed is that which is in effect at January 31, 2006.

(b) A portion of this security is segregated as collateral for initial margin requirement on futures transactions.

(c) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(d) Represents security with notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate due to the amortization of related premiums or accretion of discounts.

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Statement of Investments (continued)

January 31, 2006 (Unaudited)

(e) Joint repurchase agreement was entered into on January 31, 2006.

For information on the underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.gs.com/funds.

Investment Abbreviations:
CMOs— Collateralized Mortgage Obligations
FFCB— Federal Farm Credit Bank
FHLB— Federal Home Loan Bank
FHLMC— Federal Home Loan Mortgage Corp.
FNMA— Federal National Mortgage Association
GNMA— Government National Mortgage Association
PAC— Planned Amortization Class
REMIC— Real Estate Mortgage Investment Conduit
TAC— Target Amortization Class

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Statement of Investments (continued)

January 31, 2006 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

Investment Valuation — Portfolio securities for which market quotations are readily available are valued at market value on the basis of quotations furnished by a pricing service or provided by dealers in such securities. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Portfolio securities for which market quotations are not readily available are valued based on yield equivalents, pricing matrices or other sources, under valuation procedures established by the Trust’s Board of Trustees.

Futures Contracts — The Fund may enter into futures transactions to hedge against changes in interest rates, securities prices, currency exchange rates or to seek to increase total return. Futures contracts are valued at the last settlement price at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Fund is required to deposit with a broker or the Fund’s custodian bank on behalf of the broker an amount of cash or securities equal to the minimum “initial margin” requirement of the associated futures exchange. Subsequent payments for futures contracts (“variation margin”) are paid or received by the Fund daily, dependent on the daily fluctuations in the value of the contracts, and are recorded for financial reporting purposes as unrealized gains or losses. When contracts are closed, the Fund realizes a gain or loss.

       The use of futures contracts involve, to varying degrees, elements of market and counterparty risk. Changes in the value of the futures contract may not directly correlate with changes in the value of the underlying securities. This risk may decrease the effectiveness of the Fund’s strategies and potentially result in a loss.

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Statement of Investments (continued)

January 31, 2006 (Unaudited)

At January 31, 2006, the following futures contracts were open as follows:

	Number of
	Contracts	Settlement		Unrealized
Type	Long/(Short)	Month	Market Value	Gain (Loss)

Eurodollars	70	March 2006	$16,655,625	$(2,849)
Eurodollars	103	June 2006	24,481,813	(9,475)
Eurodollars	233	September 2006	55,381,188	(56,042)
Eurodollars	506	December 2006	120,314,150	(138,889)
Eurodollars	445	March 2007	105,865,500	(67,076)
Eurodollars	435	June 2007	103,513,688	(36,706)
Eurodollars	345	September 2007	82,105,688	(34,391)
Eurodollars	35	December 2007	8,328,688	(5,369)
U.S. Treasury Bonds	(250)	March 2006	(28,210,938)	(9,061)
2 Year U.S. Treasury Notes	860	March 2006	176,165,625	(363,814)
5 Year U.S. Treasury Notes	(1,333)	March 2006	(140,943,922)	346,936
10 Year U.S. Treasury Notes	(93)	March 2006	(10,084,688)	43,383

			$513,572,417	$(333,353)

Inverse Floaters — The Fund may invest in inverse floating rate debt securities (“inverse floaters”). The interest rate on inverse floaters resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher the degree of leverage of an inverse floater, the greater the volatility of its market value.

Multiple Class Mortgage-Backed Securities and Collateralized Mortgage Obligations — The Fund may also invest in multiple class mortgage-related securities, including collateralized mortgage obligations and REMIC pass-through or participation certificates (collectively, “CMOs”). These multiple class securities may be Government Mortgage-Related Securities issued by the U.S. Government, its agencies, instrumentalities or sponsored enterprises, including FNMA and FHLMC or private mortgage related securities issued by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs represent direct ownership interests in a pool of residential mortgage loans or mortgage pass-through securities (the “Mortgage Assets”), the payments on which are used to make payments on the CMOs. Investors may purchase beneficial interests in CMOs, which are known as “regular” interests or “residual” interests. The Portfolios may not purchase residual interests, but may purchase other types of interests including those described below. Each class of a CMO, often referred to as a “tranche,” is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date. Principal prepayments on the Mortgage Assets underlying a CMO may cause some or all of the classes of the CMO to be retired substantially earlier than its final distribution date. The principal of and interest on the Mortgage Assets may be allocated among the several classes of a CMO in various ways.

Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Fund, including accrued interest, is required to equal or exceed the value of the repurchase agreement, including accrued interest.

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Statement of Investments (continued)

January 31, 2006 (Unaudited)

Repurchase Agreements (continued) — If the seller defaults or becomes insolvent, realization of the collateral by the Fund may be delayed or limited and there may be a decline in the value of the collateral during the period while the Fund seeks to assert its rights. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under triparty repurchase agreements.

       Pursuant to exemptive relief granted by the Securities and Exchange Commission and terms and conditions contained therein, the Fund, together with other registered investment companies having management agreements with Goldman Sachs Asset Management, L.P., or its affiliates, transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements.

At January 31, 2006, the Fund had an undivided interest in the following Joint Repurchase Agreement Account II which equaled $5,800,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

Banc of America Securities LLC	$4,000,000,000	4.46%	02/01/2006	$4,000,495,556

Barclays Capital PLC	1,000,000,000	4.46	02/01/2006	1,000,123,889

Barclays Capital PLC	1,400,000,000	4.47	02/01/2006	1,400,173,833

Deutsche Bank Securities, Inc.	1,000,000,000	4.46	02/01/2006	1,000,123,889

Greenwich Capital Markets	300,000,000	4.46	02/01/2006	300,037,167

J.P. Morgan Securities, Inc.	650,000,000	4.44	02/01/2006	650,080,167

Morgan Stanley & Co.	2,500,000,000	4.46	02/01/2006	2,500,309,722

UBS Securities LLC	900,000,000	4.47	02/01/2006	900,111,750

Wachovia Capital Markets	500,000,000	4.47	02/01/2006	500,062,083

TOTAL	$12,250,000,000			$12,251,518,056

At January 31, 2006, the Joint Repurchase Agreement Account II was fully collateralized by Federal Farm Credit Bank, 4.20% to 4.90%, due 08/28/2007 to 02/18/2014; Federal Home Loan Bank, 0.00% to 7.23%, due 02/03/2006 to 11/17/2015; Federal Home Loan Mortgage Association, 0.00% to 10.50%, due 07/01/2006 to 02/01/2036; Federal National Mortgage Association, 2.50% to 10.50%, due 06/18/2007 to 02/01/2036 and Government National Mortgage Association, 5.00% to 7.00%, due 12/20/2025 to 04/20/2035. The aggregate market value of the collateral, including accrued interest, was $12,509,602,473.

Segregation Transactions — As set forth in the prospectus, the Fund may enter into certain derivative transactions to seek to increase total return. Forward foreign currency exchange contracts, futures contracts, written options, swap contracts, mortgage dollar rolls, when-issued securities and forward commitments represent examples of such transactions. As a result of entering into these transactions, the Fund is required to segregate liquid assets, on the books of their custodian, with a daily mark-to-market value equal to or greater than the market value of the corresponding transactions.

Swap Contracts — The Fund may enter into swap transactions for hedging purposes or to seek to increase total return. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices, rates or indices for a specified amount of an underlying asset or notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

       Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net interest payment to be received by the Fund and/or the termination value at the end of the contract.

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Statement of Investments (continued)

January 31, 2006 (Unaudited)

Swap Contracts (continued) — Therefore, the Fund considers the creditworthiness of each counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index.

       The Fund records unrealized gains or losses on a daily basis representing the value and the current net receivable or payable relating to open interest rate swap contracts. Net amounts received or paid on the swap contracts, including terminated swaps, are recorded as realized gains or losses.

At January 31, 2006, the Fund had outstanding interest rate swap contracts with the following terms:

				Rate Type
		Notional		Payments	Payments
	Swap	Amount	Termination	received by	made by	Unrealized
Swap Type (a)	Counterparty	(000s)	Date	the Fund	the Fund	Gain (Loss)

					3 month LIBOR
Interest Rate	Banc of America Securities LLC	$24,850	06/09/2008	4.00%	Floating	$(440,251)
					3 month LIBOR
Interest Rate	Banc of America Securities LLC	13,350	06/20/2008	4.30%	Floating	(160,991)
					3 month LIBOR
Interest Rate	Banc of America Securities LLC	8,590	09/26/2008	4.43%	Floating	(79,317)
				3 month LIBOR
Interest Rate	Banc of America Securities LLC	25,500	06/07/2016	Floating	4.36%	1,370,422
				3 month LIBOR
Interest Rate	Banc of America Securities LLC	13,800	06/20/2016	Floating	4.62%	462,823
				3 month LIBOR
Interest Rate	Banc of America Securities LLC	8,900	09/26/2016	Floating	4.70%	246,575
					3 month LIBOR
Interest Rate	Banc of America Securities LLC	9,770	06/09/2036	4.64%	Floating	(760,214)
					3 month LIBOR
Interest Rate	Banc of America Securities LLC	5,370	06/20/2036	4.88%	Floating	(224,863)
					3 month LIBOR
Interest Rate	Banc of America Securities LLC	3,470	09/26/2036	4.94%	Floating	(113,383)

TOTAL						$300,801

(a) Represents forward settling interest rate swap whose effective dates of commencement of accruals and cash flows range from 6/07/2006 to 9/26/2006.

Treasury Inflation-Protected Securities — The Fund may invest in Treasury Inflation-Protected Securities (“TIPS”), specially structured bonds on which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index (“CPI”). The adjustments for interest income due to inflation are reflected in interest income. TIPS are backed by the full faith and credit of the U.S. Government.

TAX INFORMATION — At January 31, 2006, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$901,091,341

Gross unrealized gain	644,772
Gross unrealized loss	(9,495,203)

Net unrealized security loss	$(8,850,431)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS GOVERNMENT INCOME FUND

Statement of Investments

January 31, 2006 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — 49.8%
Adjustable Rate FHLMC(a) — 1.7%
$9,707,048	3.51%	09/01/2033	$9,348,506
6,618,318	4.58	08/01/2035	6,562,658

			15,911,164

Adjustable Rate FNMA(a) — 3.4%
296,599	4.49	03/01/2033	296,251
7,141,991	4.33	01/01/2035	6,950,384
26,000,000	4.62	11/25/2028	26,000,000

			33,246,635

Adjustable Rate Non-Agency(a) — 13.5%
Bear Stearns Adjustable Rate Mortgage Trust Series 2003-5, Class 1A1
214,830	4.22	08/25/2033	215,511
Countrywide Alternative Loan Trust Series 2005-59, Class 1A1
10,946,865	4.82	11/20/2035	11,002,330
Countrywide Home Loans Series 2003-37, Class 1A1
300,768	3.92	08/25/2033	303,255
CS First Boston Mortgage Securities Corp. Series 2003-AR9, Class 2A2
685,536	5.10	03/25/2033	682,186
Harborview Mortgage Loan Trust Series 2005-10, Class 2A1A
1,966,384	4.79	11/19/2035	1,976,052
Harborview Mortgage Loan Trust Series 2005-16, Class 2A1A
2,926,033	4.72	01/19/2036	2,923,669
Harborview Mortgage Loan Trust Series 2005-16, Class 3A1A
9,957,660	4.73	01/19/2036	9,944,359
Master Adjustable Rate Mortgages Trust Series 2004-9, Class 2A1
1,003,006	4.91	11/25/2034	1,006,559
MLCC Mortgage Investors, Inc. Series 2004-E, Class A2B
5,409,030	4.45	11/25/2029	5,402,085
Sequoia Mortgage Trust Series 2004-09, Class A2
3,334,937	4.38	10/20/2034	3,334,223
Structured Adjustable Rate Mortgage Loan Series 2004-1, Class 3A3
337,661	4.66	02/25/2034	339,972
Structured Adjustable Rate Mortgage Loan Series 2004-5, Class 1A
2,910,182	4.45	05/25/2034	2,867,024
Structured Asset Mortgage Investment Series 2006-ARI, Class 3A1
10,000,000	4.84	02/25/2036	9,996,875
Structured Asset Securities Corp. Series 2003-24A, Class 1A3
1,391,430	5.00	07/25/2033	1,378,017
Structured Asset Securities Corp. Series 2003-34A, Class 3A3
2,169,130	4.70	11/25/2033	2,152,203
Washington Mutual Series 2005-AR11, Class A1A
6,653,567	4.85	08/25/2045	6,677,065
Washington Mutual Series 2005-AR13, Class A1A1
9,674,365	4.82	10/25/2045	9,704,395
Washington Mutual Series 2005-AR15, Class A1A1
10,840,522	4.79	11/25/2045	10,840,443

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Adjustable Rate Non-Agency (a)— (continued)
Washington Mutual Series 2005-AR19, Class A1A1
$8,929,329	4.80%	12/25/2045	$8,931,424
Washington Mutual Series 2005-AR8, Class 2A1A
11,259,377	4.82	07/25/2045	11,267,970
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR16, Class 1A1
7,143,490	5.00	10/25/2035	7,056,983
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR16, Class 6A3
9,505,739	5.00	10/25/2035	9,409,620
Wells Fargo Mortgage Backed Securities Trust Series 2006-AR2, Class 2A1
13,308,034	5.00	10/25/2035	13,218,621

			130,630,841

CMBS — 3.1%
Interest Only(a)(b)(c) — 0.4%
Bear Stearns Commercial Mortgage Securities, Inc. Series 2003-T10, Class X2
21,284,147	1.26	03/13/2040	950,195
CS First Boston Mortgage Securities Corp. Series 2003-C3, Class ASP
13,476,559	1.82	05/15/2038	724,027
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2004-C1, Class X2
23,444,107	1.07	01/15/2038	831,445
Prudential Commercial Mortgage Trust Series 2003-PWR1, Class X2
24,852,828	1.52	02/11/2036	1,285,470

			3,791,137

Sequential Fixed Rate — 2.7%
CS First Boston Mortgage Securities Corp. Series 1997-C2, Class A3
600,000	6.55	01/17/2035	612,775
First Union National Bank Commercial Mortgage Trust Series 2000-C2, Class A2
9,500,000	7.20	10/15/2032	10,238,664
GMAC Commercial Mortgage Securities Inc. Series 2002-C1, Class A2
8,000,000	6.28	11/15/2039	8,415,511
LB-UBS Commercial Mortgage Trust Series 2006-C1, Class A4
6,500,000	5.16	02/15/2006	6,532,243

			25,799,193

TOTAL CMBS			29,590,330

CMOs — 1.8%
Interest Only(b) — 0.0%
Countrywide Home Loan Trust Series 2003-42, Class 2X1(a)
1,124,608	0.38	10/25/2033	7,180
CS First Boston Mortgage Securities Corp. Series 2003-11, Class 1A2
208,799	5.50	06/25/2033	14,536

GOLDMAN SACHS GOVERNMENT INCOME FUND

Statement of Investments (continued)

January 31, 2006 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Interest Only(b) — (continued)
CS First Boston Mortgage Securities Corp. Series 2003-AR18, Class 2X(a)
$352,133	0.78%	07/25/2033	$3,460
CS First Boston Mortgage Securities Corp. Series 2003-AR20, Class 2X(a)
385,730	0.60	08/25/2033	3,284
FNMA Series 151, Class 2
35,804	9.50	07/25/2022	9,455
Master Adjustable Rate Mortgages Trust Series 2003-2, Class 3AX(a)
129,162	0.68	08/25/2033	1,881
Master Adjustable Rate Mortgages Trust Series 2003-2, Class 4AX(a)
49,192	1.16	07/25/2033	980
Washington Mutual Series 2003-AR04, Class X1(a)
2,737,472	1.18	01/25/2008	41,492
Washington Mutual Series 2003-AR07, Class X(a)
1,538,627	0.94	06/25/2008	22,095
Washington Mutual Series 2003-AR12, Class X(a)
7,100,913	0.49	02/25/2034	60,216

			164,579

Inverse Floaters(a) — 0.1%
GNMA Series 2001-48, Class SA
115,534	11.96	10/16/2031	128,814
GNMA Series 2001-51, Class SA
91,470	13.13	10/16/2031	108,733
GNMA Series 2001-51, Class SB
114,786	11.96	10/16/2031	128,835
GNMA Series 2001-59, Class SA
96,806	11.80	11/16/2024	108,190
GNMA Series 2002-13, Class SB
400,664	16.71	02/16/2032	493,414

			967,986

PAC — 0.2%
FHLMC Series 2590, Class NV
2,000,000	5.00	03/15/2018	1,979,568

Principal Only(d) — 0.4%
FNMA REMIC Trust Series G-35, Class N
29,698	0.00	10/25/2021	25,463
FNMA Series 363, Class 1
3,000,000	0.00	11/01/2035	2,204,282
FREDDIEMAC STRIP Series 235
2,500,000	0.00	02/01/2036	1,842,187

			4,071,932

Regular Floater(a) — 0.1%
FHLMC Series 1760, Class ZB
337,421	3.85	05/15/2024	328,375

Sequential Fixed Rate — 1.2%
FHLMC Series 2329, Class ZA
6,500,887	6.50	06/15/2031	6,690,844
FNMA REMIC Trust Series 1993-78, Class H
61,647	6.50	06/25/2008	62,218
FNMA REMIC Trust Series 1994-42, Class ZQ
3,783,711	7.00	04/25/2024	3,922,297

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Sequential Fixed Rate — (continued)
FNMA Series 2001-53, Class GH
$986,890	8.00%	09/25/2016	$1,036,887

			11,712,246

TOTAL CMOS			17,382,499

FHLMC — 8.8%
2,460,681	5.50	12/01/2008	2,474,431
236,972	7.00	06/01/2009	243,053
1,644,918	6.50	12/01/2013	1,682,348
44,018	6.50	02/01/2014	45,019
6,238,226	7.50	11/01/2014	6,573,142
24,515	7.00	02/01/2015	25,346
2,889,265	5.50	07/01/2015	2,908,746
288,158	8.00	07/01/2015	306,481
37,515	7.00	01/01/2016	38,776
93,358	7.00	02/01/2016	96,496
747,516	5.50	05/01/2018	751,680
3,632,406	5.50	06/01/2018	3,652,642
35,995	6.50	08/01/2022	37,012
2,000,000	4.50	10/01/2023	1,904,739
7,999,150	5.50	11/01/2023	7,995,025
5,925,216	5.00	10/01/2025	5,777,457
7,945,806	5.50	11/01/2025	7,911,998
6,000,000	5.50	01/01/2026	5,986,446
23,287	7.50	03/01/2027	24,377
1,414,801	6.50	07/01/2028	1,449,638
7,492,296	6.50	12/01/2029	7,702,878
27,025	8.00	07/01/2030	29,058
59,153	7.50	12/01/2030	61,838
21,918	7.50	01/01/2031	22,913
577,662	7.00	04/01/2031	599,710
356,492	6.50	07/01/2031	366,511
2,308,707	6.50	12/01/2031	2,371,460
13,506,708	6.50	12/01/2032	13,866,284
539,196	6.50	04/01/2033	553,852
2,114,849	6.00	05/01/2033	2,136,646
5,950,301	6.50	12/01/2033	6,097,136
1,607,322	6.50	03/01/2034	1,646,985

			85,340,123

FNMA — 17.3%
5,708,182	6.24	12/01/2008	5,830,188
935,575	5.50	05/01/2009	933,021
5,527,131	5.50	09/01/2014	5,567,136
157,582	7.00	03/01/2015	161,677
56,473	8.00	01/01/2016	60,219
25,394,204	5.00	12/01/2017	25,145,370
111,440	4.50	01/01/2018	108,506
2,252,894	5.00	01/01/2018	2,230,818
5,488,637	5.00	03/01/2018	5,431,724
1,838,113	4.50	04/01/2018	1,789,076
2,045,500	5.00	09/01/2018	2,024,751

GOLDMAN SACHS GOVERNMENT INCOME FUND

Statement of Investments (continued)

January 31, 2006 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
FNMA — (continued)
$10,312,449	5.00%	10/01/2018	$10,207,845
7,000,000	4.50	10/01/2023	6,667,101
77,443	6.50	10/01/2028	79,749
73,442	6.50	11/01/2028	75,622
28,641	7.50	07/01/2029	29,977
1,884	7.50	08/01/2029	1,972
13,463	7.50	10/01/2029	14,092
317,777	6.50	12/01/2029	326,890
134	7.50	01/01/2030	140
4,971	7.50	02/01/2030	5,197
1,106,573	7.00	07/01/2031	1,150,450
409,958	6.50	12/01/2031	421,159
33,213	6.50	01/01/2032	34,120
17,289	6.50	01/01/2034	17,768
252,916	6.00	11/01/2034	256,077
100,000,000	5.50	TBA-15yr(e)	98,906,200

			167,476,845

TOTAL MORTGAGE-BACKED OBLIGATIONS			$481,420,624

Agency Debentures — 20.7%
FFCB
$3,000,000	6.60%	07/07/2006	$3,025,683
6,838,000	4.10	07/21/2008	6,732,257
10,000,000	4.20	02/23/2009	9,832,270
11,000,000	4.45	06/11/2009	10,874,930
7,000,000	7.38	02/09/2010	7,662,753
9,000,000	4.75	11/06/2012	8,976,456
FHLB
31,500,000	2.50	03/13/2006	31,420,525
5,000,000	3.00	05/15/2006	4,976,350
2,700,000	5.38	05/15/2006	2,705,330
17,000,000	2.88	05/23/2006	16,907,180
1,000,000	5.68 (f)	06/03/2006	1,014,705
4,510,000	2.10	10/13/2006	4,427,995
2,000,000	3.38	02/15/2008	1,944,184
3,900,000	3.50	02/13/2009	3,753,635
1,500,000	7.63	05/14/2010	1,654,829
8,400,000	4.50	09/14/2012	8,197,902
FHLMC
6,600,000	2.15	02/10/2006	6,595,835
10,811,000	4.50	04/18/2007	10,751,183
11,000,000	4.48	09/19/2008	10,879,848
FNMA
7,000,000	3.25	06/28/2006	6,960,898
4,000,000	3.25	07/12/2006	3,975,056
8,000,000	6.16	12/18/2007	8,195,480
6,500,000	3.13	03/16/2009	6,172,998
5,000,000	6.63	09/15/2009	5,297,219
1,200,000	6.00	05/15/2011	1,265,236
3,500,000	4.75	02/21/2013	3,458,645
New Valley Generation II
3,533,005	5.57	05/01/2020	3,554,086
Small Business Administration
635,896	6.70	12/01/2016	659,066
548,937	7.15	03/01/2017	573,793

Principal	Interest	Maturity
Amount	Rate	Date	Value
Agency Debentures — (continued)
Small Business Administration — (continued)
$432,922	7.50%	04/01/2017	$455,755
212,587	7.30	05/01/2017	223,154
172,015	6.80	08/01/2017	178,789
427,646	6.30	05/01/2018	441,391
395,044	6.30	06/01/2018	407,921
Tennessee Valley Authority(f)
6,000,000	4.88	12/15/2006	6,106,181

TOTAL AGENCY DEBENTURES			$200,259,518

Asset-Backed Securities — 4.4%
Home Equity(a) — 4.3%
Carrington Mortgage Loan Trust Series 2005-OPT2, Class A1B
$3,000,000	4.68%	05/25/2035	$3,000,939
Citigroup Mortgage Loan Trust, Inc. Series 2004-OPT1, Class A2
3,295,085	4.89	10/25/2034	3,295,681
Countrywide Alternative Loan Trust Series 2005-38, Class A3
7,193,880	4.88	09/25/2035	7,212,054
Countrywide Alternative Loan Trust Series 2005-62, Class 1A1
7,961,543	4.83	12/25/2035	7,969,895
Countrywide Home Equity Loan Trust Series 2004-I, Class A
2,480,694	4.76	02/15/2034	2,484,962
Countrywide Home Equity Loan Trust Series 2004-Q, Class 2A
2,959,776	4.77	12/15/2033	2,966,486
Countrywide Home Equity Loan Trust Series 2005-B, Class 2A
3,223,628	4.65	05/15/2035	3,223,627
Impac CMB Trust Series 2004-8, Class 1A
2,219,671	4.89	10/25/2034	2,229,038
Master Asset Backed Securities Trust Series 2005-WMC1, Class A4
6,000,000	4.72	03/25/2035	6,001,663
Popular ABS Mortgage Pass-Through Trust Series 2004-5, Class AV2
1,835,590	4.87	12/25/2034	1,839,607
Securitized Asset Backed Receivables LLC Trust Series 2004-OP2, Class A2
1,244,294	4.88	08/25/2034	1,246,975
			41,470,927

Lease — 0.1%
CPS Auto Trust Series 2002-A, Class A2
987,147	4.81	12/15/2008	986,839

Manufactured Housing — 0.0%
Mid-State Trust Series 4, Class A
341,405	8.33	04/01/2030	356,465

TOTAL ASSET-BACKED SECURITIES			$42,814,231

GOLDMAN SACHS GOVERNMENT INCOME FUND

Statement of Investments (continued)

January 31, 2006 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
U.S. Treasury Obligations — 14.9%
United States Treasury Bonds
$1,900,000	8.88%	02/15/2019	$2,669,671
United States Treasury Inflation Protected Securities
12,397,030	1.88	07/15/2015	12,280,746
United States Treasury Principal-Only STRIPS(d)
38,000,000	0.00	02/15/2019	20,619,940
6,300,000	0.00	05/15/2020	3,204,495
12,000,000	0.00	08/15/2020	6,029,736
1,000,000	0.00	08/15/2021	478,860
38,450,000	0.00	11/15/2021	18,182,621
5,100,000	0.00	11/15/2022	2,298,009
United States Treasury Notes
37,600,000	4.38	01/31/2008	37,491,336
38,000,000	4.38	11/15/2008	37,887,141
United States Treasury Interest-Only STRIPS(b)(d)
4,000,000	0.00	08/15/2013	2,841,640

TOTAL U.S. TREASURY OBLIGATIONS			$143,984,195

Insured Revenue Bonds — 0.8%
New Jersey Economic Development Authority Series A
$2,000,000	7.43%	02/15/2029	$2,532,140
Sales Tax Asset Receivable Taxable Series B
5,500,000	3.60	10/15/2008	5,319,600

TOTAL INSURED REVENUE BONDS			7,851,740

TOTAL INVESTMENTS
BEFORE REPURCHASE AGREEMENT — 90.6%			$876,330,308

Repurchase Agreement(g) — 21.9%
Joint Repurchase Agreement Account II
$212,000,000	4.46%	02/01/2006	$212,000,000
Maturity Value: $212,026,270

TOTAL INVESTMENTS — 112.5%			$1,088,330,308

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Variable rate security. Interest rate disclosed is that which is in effect at January 31, 2006.

(b) Represents security with notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate due to the amortization of related premiums or accretion of discounts.

(c) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $3,791,137, which represents approximately 0.4% of net assets as of January 31, 2006.

(d) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(e) TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities amounts to $98,906,200 which represents approximately 10.2% of net assets as of January 31, 2006.

(f) Securities with “Put” features with resetting interest rates. Maturity dates disclosed are the next interest reset dates.

(g) Joint repurchase agreement was entered into on January 31, 2006.

For information on the underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.gs.com/funds.

Investment Abbreviations:
CMBS— Commercial Mortgage Backed Securities
CMOs— Collateralized Mortgage Obligations
FFCB— Federal Farm Credit Bank
FHLB— Federal Home Loan Bank
FHLMC— Federal Home Loan Mortgage Corp.
FNMA— Federal National Mortgage Association
GNMA— Government National Mortgage Association
PAC— Planned Amortization Class
REMIC— Real Estate Mortgage Investment Conduit

GOLDMAN SACHS GOVERNMENT INCOME FUND

Statement of Investments (continued)

January 31, 2006 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

Investment Valuation — Portfolio securities for which market quotations are readily available are valued at market value on the basis of quotations furnished by a pricing service or provided by dealers in such securities. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Portfolio securities for which market quotations are not readily available are valued based on yield equivalents, pricing matrices or other sources, under valuation procedures established by the Trust’s Board of Trustees.

Futures Contracts — The Fund may enter into futures transactions to hedge against changes in interest rates, securities prices, currency exchange rates or to seek to increase total return. Futures contracts are valued at the last settlement price at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Fund is required to deposit with a broker or the Fund’s custodian bank on behalf of the broker an amount of cash or securities equal to the minimum “initial margin” requirement of the associated futures exchange. Subsequent payments for futures contracts (“variation margin”) are paid or received by the Fund daily, dependent on the daily fluctuations in the value of the contracts, and are recorded for financial reporting purposes as unrealized gains or losses. When contracts are closed, the Fund realizes a gain or loss.

       The use of futures contracts involve, to varying degrees, elements of market and counterparty risk. Changes in the value of the futures contract may not directly correlate with changes in the value of the underlying securities. This risk may decrease the effectiveness of the Fund’s strategies and potentially result in a loss.

At January 31, 2006, the following futures contracts were open as follows:

	Number of
	Contracts	Settlement	Market	Unrealized
Type	Long (Short)	Month	Value	Gain (Loss)

Eurodollars	41	March 2006	$9,755,438	$(64,202)
Eurodollars	90	June 2006	21,391,875	(199,556)
Eurodollars	78	December 2006	18,546,450	(128,052)
U.S. Treasury Bonds	322	March 2006	36,335,688	(59,969)
2 Year U.S. Treasury Notes	221	March 2006	45,270,469	(98,635)
5 Year U.S. Treasury Notes	(164)	March 2006	(17,340,438)	69,619
10 Year U.S. Treasury Notes	(59)	March 2006	(6,397,813)	10,233

			$107,561,669	$(470,562)

GOLDMAN SACHS GOVERNMENT INCOME FUND

Statement of Investments (continued)

January 31, 2006 (Unaudited)

Inverse Floaters — The Fund may invest in inverse floating rate debt securities (“inverse floaters”). The interest rate on inverse floaters resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher the degree of leverage of an inverse floater, the greater the volatility of its market value.

Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Fund, including accrued interest, is required to equal or exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Fund may be delayed or limited and there may be a decline in the value of the collateral during the period while the Fund seeks to assert its rights. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under triparty repurchase agreements.

       Pursuant to exemptive relief granted by the Securities and Exchange Commission and terms and conditions contained therein, the Fund, together with other registered investment companies having management agreements with Goldman Sachs Asset Management, L.P., or its affiliates, transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements.

At January 31, 2006, the Fund had an undivided interest in the following Joint Repurchase Agreement Account II which equaled $212,000,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

Banc of America Securities LLC	$4,000,000,000	4.46%	02/01/2006	$4,000,495,556

Barclays Capital PLC	1,000,000,000	4.46	02/01/2006	1,000,123,889

Barclays Capital PLC	1,400,000,000	4.47	02/01/2006	1,400,173,833

Deutsche Bank Securities, Inc.	1,000,000,000	4.46	02/01/2006	1,000,123,889

Greenwich Capital Markets	300,000,000	4.46	02/01/2006	300,037,167

J.P. Morgan Securities, Inc.	650,000,000	4.44	02/01/2006	650,080,167

Morgan Stanley & Co.	2,500,000,000	4.46	02/01/2006	2,500,309,722

UBS Securities LLC	900,000,000	4.47	02/01/2006	900,111,750

Wachovia Capital Markets	500,000,000	4.47	02/01/2006	500,062,083

TOTAL	$12,250,000,000			$12,251,518,056

At January 31, 2006, the Joint Repurchase Agreement Account II was fully collateralized by Federal Farm Credit Bank, 4.20% to 4.90%, due 08/28/2007 to 02/18/2014; Federal Home Loan Bank, 0.00% to 7.23%, due 02/03/2006 to 11/17/2015; Federal Home Loan Mortgage Association, 0.00% to 10.50%, due 07/01/2006 to 02/01/2036; Federal National Mortgage Association, 2.50% to 10.50%, due 06/18/2007 to 02/01/2036 and Government National Mortgage Association, 5.00% to 7.00%, due 12/20/2025 to 04/20/2035. The aggregate market value of the collateral, including accrued interest, was $12,509,602,473.

Securities purchased on a when-issued or delayed-delivery basis — The Fund may purchase securities on a when-issued or delayed-delivery basis. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time the Fund enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments. Credit risks exist on these commitments to the extent of any unrealized gains on the underlying securities purchased and any unrealized losses on the underlying securities sold. Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. In addition to the normal credit and market risks, transactions with delayed settlement dates may expose the Fund to greater risk that such transactions may not be consummated.

GOLDMAN SACHS GOVERNMENT INCOME FUND

Statement of Investments (continued)

January 31, 2006 (Unaudited)

Segregation Transactions — As set forth in the prospectus, the Fund may enter into certain derivative transactions to seek to increase total return. Forward foreign currency exchange contracts, futures contracts, written options, swap contracts, mortgage dollar rolls, when-issued securities and forward commitments represent examples of such transactions. As a result of entering into these transactions, the Fund is required to segregate liquid assets, on the books of their custodian, with a daily mark-to-market value equal to or greater than the market value of the corresponding transactions.

Swap Contracts — The Fund may enter into swap transactions for hedging purposes or to seek to increase total return. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices, rates or indices for a specified amount of an underlying asset or notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

       Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net interest payment to be received by the Fund and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index.

       The Fund records unrealized gains or losses on a daily basis representing the value and the current net receivable or payable relating to open interest rate swap contracts. Net amounts received or paid on the swap contracts, including terminated swaps, are recorded as realized gains or losses.

At January 31, 2006, the Fund had outstanding interest rate swap contracts with the following terms:

				Rate Type
		Notional		Payments	Payments
	Swap	Amount	Termination	received by	made by	Unrealized
Swap Type	Counterparty	(000s)	Date	the Fund	the Fund	Gain (Loss)

					3 month LIBOR
Interest Rate	Banc of America Securities LLC	$20,000	12/27/2006	3.43%	Floating	$(289,532)
					3 month LIBOR
Interest Rate	Banc of America Securities LLC	30,000	04/07/2008	4.34%	Floating	(43,121)
					3 month LIBOR
Interest Rate	Banc of America Securities LLC	11,700	06/20/2008	4.30%	Floating	(141,093)
					3 month LIBOR
Interest Rate(a)	Banc of America Securities LLC	22,610	06/09/2008	4.00%	Floating	(400,567)
					3 month LIBOR
Interest Rate(a)	Banc of America Securities LLC	5,790	09/26/2008	4.43%	Floating	(53,463)
					3 month LIBOR
Interest Rate	Banc of America Securities LLC	35,000	09/02/2010	4.31%	Floating	(518,660)
					3 month LIBOR
Interest Rate	Banc of America Securities LLC	25,000	10/06/2010	4.70%	Floating	63,464
					3 month LIBOR
Interest Rate	Banc of America Securities LLC	55,000	09/24/2012	4.52%	Floating	(846,613)
					3 month LIBOR
Interest Rate	Banc of America Securities LLC	30,000	12/09/2014	4.64%	Floating	(785,244)
					3 month LIBOR
Interest Rate	Banc of America Securities LLC	11,200	05/18/2015	4.68%	Floating	(286,972)
					3 month LIBOR
Interest Rate	Banc of America Securities LLC	9,000	05/25/2015	4.53%	Floating	(330,255)

GOLDMAN SACHS GOVERNMENT INCOME FUND

Statement of Investments (continued)

January 31, 2006 (Unaudited)

				Rate Type
		Notional		Payments
	Swap	Amount	Termination	received by	Payments made by	Unrealized
Swap Type	Counterparty	(000s)	Date	the Fund	the Fund	Gain (Loss)

				3 month LIBOR
Interest Rate(a)	Banc of America Securities LLC	$23,200	06/07/2016	Floating	4.36%	$1,246,815
				3 month LIBOR
Interest Rate(a)	Banc of America Securities LLC	12,100	06/20/2016	Floating	4.62%	405,809
				3 month LIBOR
Interest Rate(a)	Banc of America Securities LLC	6,000	09/26/2016	Floating	4.70%	166,230
				3 month LIBOR
Interest Rate	Banc of America Securities LLC	43,000	11/02/2019	Floating	4.87%	939,552
				3 month LIBOR
Interest Rate	Banc of America Securities LLC	35,000	11/12/2019	Floating	5.07%	57,088
					3 month LIBOR
Interest Rate	Banc of America Securities LLC	13,200	04/09/2035	5.27%	Floating	404,412
					3 month LIBOR
Interest Rate(a)	Banc of America Securities LLC	8,890	06/09/2036	4.64%	Floating	(691,740)
					3 month LIBOR
Interest Rate(a)	Banc of America Securities LLC	4,710	06/20/2036	4.88%	Floating	(197,227)
					3 month LIBOR
Interest Rate(a)	Banc of America Securities LLC	2,340	09/26/2036	4.94%	Floating	(76,460)

TOTAL						$(1,377,577)

(a)	Represents forward settling interest rate swap whose effective dates of commencement of accruals and cash flows range from 05/04/2006 to 09/26/2006.

Treasury Inflation-Protected Securities — The Fund may invest in Treasury Inflation-Protected Securities (“TIPS”), specially structured bonds on which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index (“CPI”). The adjustments for interest income due to inflation are reflected in interest income. TIPS are backed by the full faith and credit of the U.S. Government.

TAX INFORMATION — At January 31, 2006, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$1,093,050,481

Gross unrealized gain	58,280,595
Gross unrealized loss	(63,000,768)

Net unrealized security loss	$(4,720,173)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS U.S. MORTGAGES FUND

Statement of Investments

January 31, 2006 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — 108.1%
Adjustable Rate FHLMC(a) — 0.3%
$1,194,237	4.26%	04/01/2033	$1,178,342

Adjustable Rate FNMA(a) — 4.3%
59,051	4.12	07/01/2022	59,643
68,499	4.32	07/01/2027	68,545
115,098	4.32	11/01/2027	115,176
28,458	4.32	01/01/2031	28,555
35,603	4.32	06/01/2032	35,758
55,866	4.12	08/01/2032	56,099
137,357	4.12	05/01/2033	137,963
4,815,647	4.48	05/01/2033	4,774,656
928,543	4.85	06/01/2033	923,526
1,183,308	4.38	12/01/2033	1,169,373
2,355,962	3.49	05/01/2034	2,258,307
1,961,092	4.55	08/01/2034	1,944,705
6,873,735	4.58	02/01/2035	6,744,690
58,321	4.32	11/01/2035	58,593
257,465	4.32	12/01/2037	258,684
120,754	4.32	01/01/2038	121,330
98,302	4.32	11/01/2040	98,776

			18,854,379

Adjustable Rate GNMA(a) — 0.2%
812,035	4.50	12/20/2034	801,625

Adjustable Rate Non-Agency(a) — 24.2%
American Home Mortgage Investment Trust Series 2004-3, Class 1A
369,982	4.90	10/25/2034	370,382
Bear Stearns Alt-A Trust Series 2004-3, Class A1
344,138	4.85	04/25/2034	345,900
Countrywide Alternative Loan Trust Series 2005-38, Class A3
4,496,175	4.88	09/25/2035	4,507,534
Countrywide Alternative Loan Trust Series 2005-51, Class 1A1
2,861,171	4.81	11/20/2035	2,872,672
Countrywide Alternative Loan Trust Series 2005-59, Class 1A1
4,975,848	4.82	11/20/2035	5,001,059
Countrywide Alternative Loan Trust Series 2005-62, Class 1A1
4,975,964	4.83	12/25/2035	4,981,184
Harborview Mortgage Loan Trust Series 2005-10, Class 2A1A
4,915,959	4.79	11/19/2035	4,940,131
Harborview Mortgage Loan Trust Series 2005-15, Class 2A11
2,883,985	4.76	10/20/2045	2,885,447
Harborview Mortgage Loan Trust Series 2005-16, Class 2A1A
1,950,688	4.72	01/19/2036	1,949,113
Harborview Mortgage Loan Trust Series 2005-16, Class 3A1A
5,970,242	4.73	01/19/2036	5,962,267
IMPAC Secured Assets Corp. Series 2004-3, Class 1A4
785,402	4.93	11/25/2034	787,464
Lehman XS Trust Series 2005-5N, Class 3A1A
3,376,643	4.83	11/25/2035	3,379,261

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Adjustable Rate Non-Agency (a)— (continued)
Lehman XS Trust Series 2005-9N, Class 1A1
$5,478,901	4.80%	02/25/2036	$5,478,901
Lehman XS Trust Series 2006-2N, Class 1A1
4,000,000	4.80	02/25/2046	4,000,000
Mortgage IT Trust Series 2005-5, Class A1
1,957,144	4.79	12/25/2035	1,962,458
Mortgage IT Trust Series 2005-AR1, Class 1A1
4,830,498	4.78	11/25/2035	4,829,421
Residential Accredit Loans, Inc. Series 2005-Q04, Class 2A1
4,434,435	4.81	12/25/2045	4,441,811
Sequoia Mortgage Trust Series 2004-09, Class A2
2,052,269	4.38	10/20/2034	2,051,830
Structured Adjustable Rate Mortgage Loan Series 2004-19, Class 2A2
642,983	5.57	01/25/2035	651,746
Structured Adjustable Rate Mortgage Loan Series 2004-6, Class 3A2
1,822,020	4.72	06/25/2034	1,786,073
Structured Asset Securities Corp. Series 2003-34A, Class 3A3
108,457	4.70	11/25/2033	107,610
Structured Asset Securities Corp. Series 2003-37A, Class 3A7
425,232	4.52	12/25/2033	422,128
Washington Mutual Series 2005-AR11, Class A1A
3,802,038	4.85	08/25/2045	3,815,466
Washington Mutual Series 2005-AR13, Class A1A1
4,837,183	4.82	10/25/2045	4,852,198
Washington Mutual Series 2005-AR15, Class A1A1
5,913,012	4.79	11/25/2045	5,912,969
Washington Mutual Series 2005-AR17, Series A1A1
5,474,249	4.80	12/25/2045	5,474,249
Washington Mutual Series 2005-AR19, Class A1A1
5,952,886	4.80	12/25/2045	5,954,283
Washington Mutual Series 2005-AR8, Class 2A1A
5,854,876	4.82	07/25/2045	5,859,345
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR16, Class 1A1
3,571,745	4.98	10/25/2035	3,528,491
Wells Fargo Mortgage Backed Securities Trust Series 2006-AR2, Class 2A1
6,654,017	5.00	10/25/2035	6,609,310

			105,720,703

CMBS — 6.7%
Interest Only(a)(b)(c) — 0.2%
Bear Stearns Commercial Mortgage Securities, Inc. Series 2003-T10, Class X2
6,015,085	1.26	03/13/2040	268,533
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2004-C1, Class X2
6,157,038	1.07	01/15/2038	218,360

GOLDMAN SACHS U.S. MORTGAGES FUND

Statement of Investments (continued)

January 31, 2006 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Interest Only(a)(b)(c) — (continued)
Prudential Commercial Mortgage Trust Series 2003-PWR1, Class X2
$6,564,898	1.52%	02/11/2036	$339,558

			826,451

Sequential Fixed Rate CMBS — 6.5%
Banc of America Commercial Mortgage, Inc. Series 2005-6, Class A4
5,000,000	5.18	09/10/2047	4,988,922
Bear Stearns Commercial Mortgage Securities, Inc. Series 2005-PW10, Class A4
5,000,000	5.41	12/11/2040	5,046,784
CS First Boston Mortgage Securities Corp. Series 1997-C2, Class A3
335,000	6.55	01/17/2035	342,133
GE Capital Commercial Mortgage Corp. Series 2005-C4, Class A4
5,000,000	5.33	11/10/2045	5,048,645
LB-UBS Commercial Mortgage Trust Series 2002-C1, Class A2
400,000	5.97	03/15/2026	404,968
LB-UBS Commercial Mortgage Trust Series 2005-C5, Class A4
2,000,000	4.95	09/15/2030	1,955,701
LB-UBS Commercial Mortgage Trust Series 2005-C7, Class A4
2,000,000	5.20	11/15/2030	1,990,688
LB-UBS Commercial Mortgage Trust Series 2006-C1, Class A4
3,500,000	5.16	02/15/2031	3,517,362
Morgan Stanley Capital I Series 2006-T21, Class A4
5,000,000	5.16	10/12/2052	5,027,320

			28,322,523

TOTAL CMBS			29,148,974

CMOs — 4.2%
Interest Only(b) — 0.1%
ABN AMRO Mortgage Corp. Series 2003-5, Class A2
84,441	5.50	04/25/2033	8,195
ABN AMRO Mortgage Corp. Series 2003-8, Class A2
480,699	5.50	06/25/2033	56,701
Countrywide Home Loan Trust Series 2003-42, Class 2X1(a)
733,440	0.38	10/25/2033	4,683
CS First Boston Mortgage Securities Corp. Series 2002-AR31, Class 5X(a)
746,041	0.00	11/25/2032	448
CS First Boston Mortgage Securities Corp. Series 2003-08, Class 3A2
11,817	5.50	04/25/2033	880
CS First Boston Mortgage Securities Corp. Series 2003-10, Class 3A13
11,794	5.75	05/25/2033	652

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Interest Only(b) — (continued)
CS First Boston Mortgage Securities Corp. Series 2003-11, Class 1A2
$41,760	5.50%	06/25/2033	$2,907
CS First Boston Mortgage Securities Corp. Series 2003-19, Class 1A2
522,657	5.25	07/25/2033	59,186
FHLMC Series 2575, Class IB
330,859	5.50	08/15/2030	35,372
FNMA Series E, Class E2
1,944	506.00	09/01/2010	18,140
Master Adjustable Rate Mortgages Trust Series 2003-2, Class 3AX(a)
86,108	0.68	08/25/2033	1,254
Master Adjustable Rate Mortgages Trust Series 2003-2, Class 4AX(a)
24,596	1.16	07/25/2033	490
Washington Mutual Series 2003-AR04, Class X1(a)
456,245	1.18	01/25/2008	6,915
Washington Mutual Series 2003-AR12, Class X(a)
1,199,478	0.49	02/25/2034	10,171
Washington Mutual Series 2003-S3, Class 1A41
522,285	5.50	06/25/2033	41,119

			247,113

Inverse Floaters(a) — 0.0%
FHLMC Series 1544, Class M
18,980	11.99	07/15/2008	19,866
FNMA Series 1993-072, Class SA
4,342	12.77	05/25/2008	4,670
FNMA Series 1993-093, Class SA
10,031	15.08	05/25/2008	10,768
FNMA Series 1993-095, Class SE
9,927	15.90	06/25/2008	10,878
FNMA Series 1993-135, Class S
17,777	8.36	07/25/2008	18,874
GNMA Series 2001-48, Class SA
39,453	11.96	10/16/2031	43,988
GNMA Series 2001-51, Class SB
39,276	11.96	10/16/2031	44,083
GNMA Series 2001-59, Class SA
56,821	11.80	11/16/2024	63,502

			216,629

PAC CMO — 0.0%
FNMA Series 1993-63, Class PK
47,411	6.50	05/25/2008	47,815

Principal Only(d) — 0.4%
FHLMC Series 235, Class PO
1,200,000	0.00	02/01/2036	884,250

GOLDMAN SACHS U.S. MORTGAGES FUND

Statement of Investments (continued)

January 31, 2006 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Principal Only(d) — (continued)
FNMA Series 363, Class 1
$1,380,179	0.00%	11/01/2035	$1,028,665

			1,912,915

Sequential Fixed Rate CMOs — 3.7%
CS First Boston Mortgage Securities Corp. Series 2002-5, Class PPA1
237,807	6.50	03/25/2032	239,649
FHLMC Series 1703, Class GC
2,500,000	6.50	04/15/2009	2,542,305
FHLMC Series 1823, Class A
1,921,266	6.50	08/15/2023	1,938,620
FHLMC Series 2042, Class N
1,103,505	6.50	03/15/2028	1,128,016
FHLMC Series 2425, Class JG
60,999	6.00	09/15/2015	60,980
FHLMC Series 2458, Class OD
205,045	6.00	04/15/2016	205,926
FHLMC Series 2590, Class NV
1,000,000	5.00	03/15/2018	989,784
FNMA REMIC Trust Series 1993-101, Class PJ
550,039	7.00	06/25/2008	556,590
FNMA REMIC Trust Series 2002-24, Class AE
856,557	6.00	04/25/2016	856,436
FNMA Series 1993-76, Class PJ
131,626	6.00	06/25/2008	132,308
FNMA Series 1994-42, Class K
3,000,000	6.50	04/25/2024	3,050,512
FNMA Series 1994-75, Class J
111,604	7.00	10/25/2023	111,805
FNMA Series 2000-16, Class ZG
1,616,024	8.50	06/25/2030	1,719,140
Impac Secured Assets Corp. Series 2001-2, Class A5
2,490,112	7.22	03/25/2031	2,481,387

			16,013,458

TOTAL CMOS			18,437,930

FHLMC — 15.8%
31,408	7.00	04/01/2015	32,235
29,321	7.00	02/01/2016	30,307
167,920	6.00	03/01/2016	170,456
4,000,000	4.50	08/01/2023	3,818,671
3,999,575	5.50	11/01/2023	3,997,512
10,862,897	5.00	10/01/2025	10,592,004
12,911,936	5.50	11/01/2025	12,856,997
10,000,000	5.50	01/01/2026	9,977,410
63,298	7.50	03/01/2027	66,260
3,566,198	6.50	01/01/2029	3,667,907
1,265,771	6.50	04/01/2029	1,301,350
634,940	6.50	12/01/2029	652,786
577,662	7.00	04/01/2031	599,710
4,024,044	7.00	09/01/2031	4,180,276
2,116,395	7.00	04/01/2032	2,195,852

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
FHLMC — (continued)
$3,382,988	7.00%	05/01/2032	$3,509,996
8,576,760	6.50	12/01/2032	8,805,091
1,090,056	6.00	05/01/2033	1,101,291
573,332	6.50	08/01/2033	588,595
530,438	5.50	09/01/2035	525,264
418,076	5.50	11/01/2035	413,998

			69,083,968

FNMA — 52.4%
11,992	5.50	04/01/2016	12,076
13,561	5.50	08/01/2016	13,656
145,665	5.50	11/01/2016	146,682
121,259	5.50	12/01/2016	122,104
171,516	5.50	01/01/2017	172,712
19,495,623	5.00	10/01/2017	19,304,589
13,335,426	5.00	12/01/2017	13,204,755
148,587	4.50	01/01/2018	144,674
4,648,912	5.00	01/01/2018	4,603,358
7,912	6.00	02/01/2018	8,027
7,357,233	5.00	03/01/2018	7,280,944
3,476,383	5.00	05/01/2018	3,441,121
111,070	6.00	05/01/2018	112,683
2,082,213	5.00	06/01/2018	2,061,092
552,619	6.00	11/01/2018	560,644
1,031,886	6.00	12/01/2018	1,046,871
840,259	6.00	01/01/2019	852,461
297,201	6.00	04/01/2019	301,541
59,615	6.00	05/01/2019	60,486
222,393	7.00	09/01/2021	231,552
686,737	7.00	06/01/2022	714,788
299,942	7.00	07/01/2022	312,194
597,761	5.50	08/01/2023	597,100
14,000,000	4.50	10/01/2023	13,334,202
94,590	6.50	01/01/2029	97,302
156,015	6.50	04/01/2029	160,452
143,607	6.50	05/01/2029	147,692
1,257,437	6.50	06/01/2029	1,293,198
673,133	6.50	07/01/2029	692,275
97,248	6.50	09/01/2029	100,014
1,334,662	6.50	12/01/2029	1,372,939
231,952	7.00	08/01/2031	241,159
10,489	6.50	08/01/2032	10,773
430,651	6.50	11/01/2032	442,313
315,769	6.00	01/01/2033	319,120
7,973	6.00	02/01/2033	8,058
181,142	6.00	06/01/2033	182,890
65,194	6.00	07/01/2033	65,823
162,542	6.00	09/01/2033	164,111
41,032	6.00	10/01/2033	41,428
1,046,378	5.50	02/01/2034	1,036,766
30,527	6.50	03/01/2034	31,353
315,930	5.50	07/01/2034	313,028
87,227	6.00	11/01/2034	88,069

GOLDMAN SACHS U.S. MORTGAGES FUND

Statement of Investments (continued)

January 31, 2006 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
FNMA — (continued)
$2,559,844	6.00%	12/01/2034	$2,584,543
153,000,000	5.50	TBA-15yr(e)	151,326,486

			229,360,104

GNMA — 0.0%
1,115	6.00	12/15/2023	1,143
36,690	6.00	03/15/2026	37,682
42,904	6.00	04/15/2026	44,065

			82,890

TOTAL MORTGAGE-BACKED OBLIGATIONS			$472,668,915

Agency Debenture — 2.0%
FNMA
$8,000,000	6.63%	09/15/2009	$8,480,256

Asset-Backed Securities(a) — 11.5%
Home Equity — 11.5%
Carrington Mortgage Loan Trust Series 2005-OPT2, Class A1B
$2,000,000	4.68%	05/25/2035	$2,000,626
ContiMortgage Home Equity Loan Trust Series 1999-1, Class A7
226,047	6.97	12/25/2013	225,026
Countrywide Home Equity Loan Trust Series 2002-E, Class A
169,474	4.73	10/15/2028	169,765
Countrywide Home Equity Loan Trust Series 2003-A, Class A
2,153,498	4.82	03/15/2029	2,159,221
Countrywide Home Equity Loan Trust Series 2003-D, Class A
686,654	4.73	06/15/2029	687,225
Countrywide Home Equity Loan Trust Series 2004-G, Class 2A
588,820	4.69	12/15/2029	590,297
Countrywide Home Equity Loan Trust Series 2004-I, Class A
2,480,694	4.76	02/15/2034	2,484,962
Countrywide Home Equity Loan Trust Series 2004-J, Class 2A
387,127	4.76	12/15/2033	387,732
Countrywide Home Equity Loan Trust Series 2004-O, Class 1A
1,010,601	4.75	02/15/2034	1,012,654
Countrywide Home Equity Loan Trust Series 2004-Q, Class 2A
986,592	4.77	12/15/2033	988,829
Countrywide Home Equity Loan Trust Series 2004-S, Class 1A
506,538	4.71	02/15/2030	507,039
Countrywide Home Equity Loan Trust Series 2005-A, Class 2A
1,800,282	4.71	04/15/2035	1,802,252

Principal	Interest	Maturity
Amount	Rate	Date	Value
Asset-Backed Securities (a)— (continued)
Home Equity — (continued)
Countrywide Home Equity Loan Trust Series 2005-I, Class 2A
$5,000,000	4.66%	02/15/2036	$5,000,000
Countrywide Home Equity Loan Trust Series 2005-L, Class A
7,000,000	4.65	02/15/2036	7,000,000
First Franklin Mortgage Loan Asset Backed Certificates Series 2004-FF11, Class 2A2
1,829,369	4.81	01/25/2035	1,832,513
Impac CMB Trust Series 2004-6, Class 1A2
1,576,846	4.92	10/25/2034	1,581,328
Impac CMB Trust Series 2004-8, Class 1A
832,377	4.89	10/25/2034	835,889
Impac CMB Trust Series 2005-6, Class 1A1
4,630,655	4.78	10/25/2035	4,635,823
Impac Secured Assets Corp. Series 2005-2, Class A1W
4,984,153	4.78	03/25/2036	4,991,659
Master Asset Backed Securities Trust Series 2005-WMC1, Class A4
3,000,000	4.72	03/25/2035	3,000,831
Merrill Lynch Mortgage Investors, Inc. Series 2004-WMC5, Class A2B2
1,659,352	4.88	07/25/2035	1,661,686
Ownit Mortgage Loan Asset-Backed Certificates Series 2005-4, Class A2A1
4,689,828	4.65	08/25/2036	4,690,559
Popular ABS Mortgage Pass-Through Trust Series 2004-5, Class AV2
483,050	4.87	12/25/2034	484,107
Residential Asset Mortgage Products, Inc. Series 2004-RZ1, Class AII
854,624	4.77	03/25/2034	854,594
Residential Funding Mortgage Securities, Inc. Series 2004-HS2, Class AII
758,532	4.76	06/25/2029	759,268

			50,343,885

TOTAL ASSET-BACKED SECURITIES			$50,343,885

U.S. Treasury Obligations — 6.4%
United States Treasury Inflation Protected Securities
$7,113,050	1.88%	07/15/2015	$7,046,330
United States Treasury Principal-Only STRIPS(d)
300,000	0.00	11/15/2022	135,177
United States Treasury Notes
15,800,000	4.38	01/31/2008	15,754,338
5,000,000	4.38	11/15/2008	4,985,150

TOTAL U.S. TREASURY OBLIGATIONS			$27,920,995

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT — 128.0%			$559,414,051

GOLDMAN SACHS U.S. MORTGAGES FUND

Statement of Investments

January 31, 2006 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement(f) — 10.2%
Joint Repurchase Agreement Account II
$44,800,000	4.46%	02/01/2006	$44,800,000
Maturity Value: $44,805,550

TOTAL INVESTMENTS — 138.2%			$604,214,051

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Variable rate security. Interest rate disclosed is that which is in effect at January 31, 2006.

(b) Represents security with notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate due to the amortization of related premiums or accretion of discounts.

(c) Securities are exempt from registration under rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounted to $826,451, which represents approximately 0.2% of net assets as of January 31, 2006.

(d) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(e) TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities amounts to $151,326,486 which represents approximately 34.6% of net assets as of January 31, 2006.

(f) Joint repurchase agreement was entered into on January 31, 2006.

For information on the underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.gs.com/funds.

Investment Abbreviations:
CMBS— Commercial Mortgage Backed Securities
CMOs— Collateralized Mortgage Obligations
FHLMC— Federal Home Loan Mortgage Corp.
FNMA— Federal National Mortgage Association
GNMA— Government National Mortgage Association
PAC— Planned Amortization Class
REMIC— Real Estate Mortgage Investment Conduit

GOLDMAN SACHS U.S. MORTGAGES FUND

Statement of Investments (continued)

January 31, 2006 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

Investment Valuation — Portfolio securities for which market quotations are readily available are valued at market value on the basis of quotations furnished by a pricing service or provided by dealers in such securities. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Portfolio securities for which market quotations are not readily available are valued based on yield equivalents, pricing matrices or other sources, under valuation procedures established by the Trust’s Board of Trustees.

Futures Contracts — The Fund may enter into futures transactions to hedge against changes in interest rates, securities prices, currency exchange rates or to seek to increase total return. Futures contracts are valued at the last settlement price at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Fund is required to deposit with a broker or the Fund’s custodian bank on behalf of the broker an amount of cash or securities equal to the minimum “initial margin” requirement of the associated futures exchange. Subsequent payments for futures contracts (“variation margin”) are paid or received by the Fund daily, dependent on the daily fluctuations in the value of the contracts, and are recorded for financial reporting purposes as unrealized gains or losses. When contracts are closed, the Fund realizes a gain or loss.

        The use of futures contracts involve, to varying degrees, elements of market and counterparty risk. Changes in the value of the futures contract may not directly correlate with changes in the value of the underlying securities. This risk may decrease the effectiveness of the Fund’s strategies and potentially result in a loss.

At January 31, 2006 the following futures contacts were open as follows:

	Number of
	Contracts	Settlement		Unrealized
Type	Long/(Short)	Month	Market Value	Gain (Loss)

Eurodollars	26	March 2006	$6,186,375	$(3,988)
Eurodollars	20	June 2006	4,753,750	(4,568)
Eurodollars	10	September 2006	2,376,875	(2,784)
Eurodollars	24	December 2006	5,706,600	(25,555)
Eurodollars	(20)	March 2007	(4,758,000)	27,432
U.S. Treasury Bonds	(29)	March 2006	(3,272,469)	48,856
5 Year U.S. Treasury Notes	(114)	March 2006	(12,053,719)	49,868
10 Year U.S. Treasury Notes	(309)	March 2006	(33,507,188)	78,283

			$(34,567,776)	$167,544

GOLDMAN SACHS U.S. MORTGAGES FUND

Statement of Investments (continued)

January 31, 2006 (Unaudited)

Inverse Floaters — The Fund may invest in inverse floating rate debt securities (“inverse floaters”). The interest rate on inverse floaters resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher the degree of leverage of an inverse floater, the greater the volatility of its market value

Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Fund, including accrued interest, is required to equal or exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Fund may be delayed or limited and there may be a decline in the value of the collateral during the period while the Fund seeks to assert its rights. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under triparty repurchase agreements.

       Pursuant to exemptive relief granted by the Securities and Exchange Commission and terms and conditions contained therein, the Fund, together with other registered investment companies having management agreements with Goldman Sachs Asset Management, L.P., or its affiliates, transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements.

At January 31, 2006, the Fund had an undivided interest in the following Joint Repurchase Agreement Account II which equaled $44,800,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

Banc of America Securities LLC	$4,000,000,000	4.46%	02/01/2006	$4,000,495,556

Barclays Capital PLC	1,000,000,000	4.46	02/01/2006	1,000,123,889

Barclays Capital PLC	1,400,000,000	4.47	02/01/2006	1,400,173,833

Deutsche Bank Securities, Inc.	1,000,000,000	4.46	02/01/2006	1,000,123,889

Greenwich Capital Markets	300,000,000	4.46	02/01/2006	300,037,167

J.P. Morgan Securities, Inc.	650,000,000	4.44	02/01/2006	650,080,167

Morgan Stanley & Co.	2,500,000,000	4.46	02/01/2006	2,500,309,722

UBS Securities LLC	900,000,000	4.47	02/01/2006	900,111,750

Wachovia Capital Markets	500,000,000	4.47	02/01/2006	500,062,083

TOTAL	$12,250,000,000			$12,251,518,056

At January 31, 2006, the Joint Repurchase Agreement Account II was fully collateralized by Federal Farm Credit Bank, 4.20% to 4.90%, due 08/28/2007 to 02/18/2014; Federal Home Loan Bank, 0.00% to 7.23%, due 02/03/2006 to 11/17/2015; Federal Home Loan Mortgage Association, 0.00% to 10.50%, due 07/01/2006 to 02/01/2036; Federal National Mortgage Association, 2.50% to 10.50%, due 06/18/2007 to 02/01/2036 and Government National Mortgage Association, 5.00% to 7.00%, due 12/20/2025 to 04/20/2035. The aggregate market value of the collateral, including accrued interest, was $12,509,602,473.

Securities purchased on a when-issued or delayed-delivery basis — The Fund may purchase securities on a when-issued or delayed-delivery basis. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Fund enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments. Credit risks exist on these commitments to the extent of any unrealized gains on the underlying securities purchased and any unrealized losses on the underlying securities sold. Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. In addition to the normal credit and market risks, transactions with delayed settlement dates may expose the Fund to greater risk that such transactions may not be consummated.

GOLDMAN SACHS U.S. MORTGAGES FUND

Statement of Investments (continued)

January 31, 2006 (Unaudited)

Segregation Transactions — As set forth in the prospectus, the Fund may enter into certain derivative transactions to seek to increase total return. Forward foreign currency exchange contracts, futures contracts, written options, swap contracts, mortgage dollar rolls, when-issued securities and forward commitments represent examples of such transactions. As a result of entering into these transactions, the Fund is required to segregate liquid assets, on the books of their custodian, with a daily mark-to-market value equal to or greater than the market value of the corresponding transactions.

Swap Contracts — The Fund may enter into swap transactions for hedging purposes or to seek to increase total return. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices, rates or indices for a specified amount of an underlying asset or notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

       Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net interest payment to be received by the Fund and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index.

       The Fund records unrealized gains or losses on a daily basis representing the value and the current net receivable or payable relating to open interest rate swap contracts. Net amounts received or paid on the swap contracts, including terminated swaps, are recorded as realized gains or losses.

At January 31, 2006, the Fund had outstanding interest rate swap contracts with the following terms:

				Rate Type
		Notional		Payments	Payments
	Swap	Amount	Termination	received by	made by	Unrealized
Swap Type	Counterparty	(000s)	Date	the Fund	the Fund	Gain (Loss)

					3 month LIBOR
Interest Rate(a)	Banc of America Securities LLC	$11,790	06/09/2008	4.00%	Floating	$(208,876)
					3 month LIBOR
Interest Rate(a)	Banc of America Securities LLC	6,580	06/20/2008	4.30%	Floating	(79,350)
					3 month LIBOR
Interest Rate(a)	Banc of America Securities LLC	1,930	09/26/2008	4.43%	Floating	(17,821)
					3 month LIBOR
Interest Rate	Banc of America Securities LLC	12,000	09/02/2010	4.31%	Floating	(177,826)
					3 month LIBOR
Interest Rate	Banc of America Securities LLC	15,000	10/06/2010	4.70%	Floating	(187,250)
					3 month LIBOR
Interest Rate	Banc of America Securities LLC	11,000	05/23/2012	4.37%	Floating	(362,541)
					3 month LIBOR
Interest Rate	Banc of America Securities LLC	18,000	09/24/2012	4.52%	Floating	(271,931)
				3 month LIBOR
Interest Rate(a)	Banc of America Securities LLC	12,100	06/07/2016	Floating	4.36%	650,279
				3 month LIBOR
Interest Rate(a)	Banc of America Securities LLC	6,800	06/20/2016	Floating	4.62%	228,058

GOLDMAN SACHS U.S. MORTGAGES FUND

Statement of Investments (continued)

January 31, 2006 (Unaudited)

				Rate Type
		Notional		Payments	Payments
	Swap	Amount	Termination	received by	made by	Unrealized
Swap Type	Counterparty	(000s)	Date	the Fund	the Fund	Gain (Loss)

				3 month LIBOR
Interest Rate(a)	Banc of America Securities LLC	$2,000	09/26/2016	Floating	4.70%	$55,410
				3 month LIBOR
Interest Rate	Banc of America Securities LLC	5,000	11/12/2019	Floating	5.07%	8,002
					3 month LIBOR
Interest Rate(a)	Banc of America Securities LLC	4,630	06/09/2036	4.64%	Floating	(360,265)
					3 month LIBOR
Interest Rate(a)	Banc of America Securities LLC	2,650	06/20/2036	4.88%	Floating	(110,966)
					3 month LIBOR
Interest Rate(a)	Banc of America Securities LLC	780	09/26/2036	4.94%	Floating	(25,487)

TOTAL						$(860,564)

(a)	Represents forward settling interest rate swaps whose effective dates of commencement of accruals and cash flows range from 05/04/2006 to 09/26/2006.

Treasury Inflation-Protected Securities — The Fund may invest in Treasury Inflation-Protected Securities (“TIPS”), specially structured bonds on which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index (“CPI”). The adjustments for interest income due to inflation are reflected in interest income. TIPS are backed by the full faith and credit of the U.S. Government.

TAX INFORMATION — At January 31, 2006, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$607,649,774

Gross unrealized gain	347,112
Gross unrealized loss	(3,782,835)

Net unrealized security loss	$(3,435,723)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS CORE FIXED INCOME FUND

Statement of Investments

January 31, 2006 (Unaudited)

Principal		Interest		Maturity
Amount		Rate		Date	Value
Corporate Bonds — 15.7%
Automotive — 0.7%
Dana Corp.
	$1,200,000	5.85%		01/15/2015	$828,000
Ford Motor Credit Co.
	3,825,000	6.88		02/01/2006	3,825,000
	1,500,000	6.50		01/25/2007	1,483,864
General Motors Acceptance Corp.
EUR	1,875,000	4.00		02/09/2006	2,278,089
	1,850,000	5.75		02/14/2006	2,248,564
	$3,250,000	6.88		09/15/2011	3,102,876

					13,766,393

Banks — 2.3%
ANZ Capital Trust I(a)(b)
	3,500,000	5.36		12/15/2013	3,434,039
Associates Corp. NA
	2,000,000	8.55		07/15/2009	2,217,414
Astoria Financial Corp.
	4,600,000	5.75		10/15/2012	4,618,541
Citigroup, Inc.
	2,000,000	7.25		10/15/2011	2,198,348
Fleet Boston Financial Corp.
	1,000,000	6.50		03/15/2008	1,030,236
	450,000	7.38		12/01/2009	485,859
Greater Bay Bancorp Series D
	2,900,000	5.13		04/15/2010	2,874,843
GreenPoint Financial Corp.
	2,400,000	3.20		06/06/2008	2,300,568
HBOS Capital Funding LP(a)(b)(c)
	4,325,000	6.07		06/30/2014	4,426,101
Mizuho JGB Investment LLC(a)(b)(c)
	1,600,000	9.87		06/30/2008	1,759,843
National Australia Bank Ltd.
	2,000,000	8.60		05/19/2010	2,266,240
Popular North America, Inc. Series E
	4,500,000	6.13		10/15/2006	4,528,242
Resona Bank Ltd.(a)(b)
	3,500,000	5.85	(c)	04/15/2016	3,479,035
EUR	2,675,000	4.13		04/15/2016	3,237,357
Sovereign Bancorp, Inc.(c)
	$700,000	4.72		08/25/2006	700,483
Sovereign Bank
	1,000,000	4.00		02/01/2008	981,235
	375,000	5.13		03/15/2013	365,164
	2,550,000	4.38	(c)	08/01/2013	2,481,678
Union Planters Bank
	75,000	5.13		06/15/2007	75,140
Union Planters Corp.
	150,000	7.75		03/01/2011	167,174
Wells Fargo Bank NA(c)
	1,000,000	6.45		02/01/2011	1,059,870

					44,687,410

Brokerage — 0.3%
Lehman Brothers Holdings E-Capital Trust I(a)(c)
	1,675,000	5.15		08/19/2065	1,679,508

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Bonds — (continued)
Brokerage — (continued)
Merrill Lynch & Co., Inc.
$1,000,000	6.38%	10/15/2008	$1,033,856
1,000,000	6.00	02/17/2009	1,025,646
Morgan Stanley
3,000,000	5.05	01/21/2011	2,980,002

			6,719,012

Captive Financial — 0.1%
Nelnet, Inc.
2,580,000	5.13	06/01/2010	2,513,026

Chemicals — 0.1%
Lubrizol Corp.
875,000	7.25	06/15/2025	970,295

Consumer Cyclical Services — 0.3%
Cendant Corp.
4,675,000	7.38	01/15/2013	5,195,767

Diversified Manufacturing — 0.3%
Tyco International Group Participation Certificate(a)
3,525,000	4.44	06/15/2007	3,481,311
Tyco International Group SA
1,000,000	6.38	02/15/2006	1,000,460
2,000,000	5.80	08/01/2006	2,006,744

			6,488,515

Electric — 1.1%
Calenergy, Inc.
1,500,000	7.63	10/15/2007	1,557,540
2,210,000	7.52	09/15/2008	2,327,951
CenterPoint Energy, Inc. Series B
550,000	7.25	09/01/2010	588,132
FirstEnergy Corp. Series C
4,050,000	7.38	11/15/2031	4,685,372
Nisource Finance Corp.(c)
5,000,000	4.95	11/23/2009	5,016,225
PSEG Power LLC
1,125,000	5.00	04/01/2014	1,082,928
1,125,000	5.50	12/01/2015	1,114,054
TXU Corp.
5,250,000	4.80	11/15/2009	5,034,487
1,000,000	6.50	11/15/2024	927,804

			22,334,493

Entertainment — 0.1%
Time Warner Entertainment Co.
2,175,000	8.38	03/15/2023	2,515,074

Environmental — 0.1%
Waste Management, Inc.
2,000,000	7.38	08/01/2010	2,163,479

Food & Beverage — 0.0%
Tyson Foods, Inc.
350,000	7.25	10/01/2006	354,797

GOLDMAN SACHS CORE FIXED INCOME FUND

Statement of Investments (continued)

January 31, 2006 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Bonds — (continued)
Gaming — 0.3%
Caesars Entertainment, Inc.
$1,745,000	7.50%	09/01/2009	$1,861,894
Harrahs Operating Co., Inc.
2,475,000	5.50	07/01/2010	2,466,347
MGM Mirage, Inc.
850,000	8.50	09/15/2010	922,250
Park Place Entertainment Corp.
950,000	8.50	11/15/2006	972,095

			6,222,586

Home Construction — 0.2%
D. R. Horton, Inc.
2,000,000	5.38	06/15/2012	1,931,528
1,425,000	6.88	05/01/2013	1,482,038

			3,413,566

Integrated — 0.1%
Amerada Hess Corp.
2,250,000	7.13	03/15/2033	2,569,260

Life Insurance — 0.7%
AmerUs Group Co.
4,025,000	5.95	08/15/2015	4,032,076
Hartford Life, Inc.
200,000	7.10	06/15/2007	205,370
Principal Financial Group Australia(a)
2,750,000	8.20	08/15/2009	2,999,285
Reinsurance Group of America, Inc.
550,000	6.75	12/15/2011	582,824
Reinsurance Group of America, Inc.(c)
2,750,000	6.75	12/15/2065	2,794,127
ZFS Finance USA Trust I(a)(c)
2,975,000	6.15	12/15/2065	2,987,861

			13,601,543

Media — Cable — 0.7%
Comcast Cable Communications Holdings, Inc.
2,300,000	8.38	03/15/2013	2,629,705
2,725,000	9.46	11/15/2022	3,519,254
Comcast Cable Communications, Inc.
550,000	10.50	06/15/2006	559,410
Cox Communications, Inc.
2,925,000	4.63	01/15/2010	2,823,068
Cox Enterprises, Inc.(a)
2,825,000	4.38	05/01/2008	2,755,344
Rogers Cable, Inc.
1,575,000	5.50	03/15/2014	1,480,500

			13,767,281

Media — Non Cable — 0.6%
Clear Channel Communications, Inc.
5,325,000	8.00	11/01/2008	5,647,604
850,000	6.88	06/15/2018	837,827
1,875,000	7.25	10/15/2027	1,909,206

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Bonds — (continued)
Media — Non Cable — (continued)
News America, Inc.(a)
$2,750,000	6.40%	12/15/2035	$2,738,456

			11,133,093

Noncaptive — Financial — 1.5%
American General Finance Corp.
2,000,000	6.10	05/22/2006	2,007,674
250,000	5.75	03/15/2007	251,930
200,000	2.75	06/15/2008	189,670
Countrywide Financial Corp.(c)
3,775,000	5.26	04/01/2011	3,774,090
GATX Financial Corp.
5,775,000	5.13	04/15/2010	5,695,114
General Electric Capital Corp.
3,000,000	7.38	01/19/2010	3,254,651
HSBC Finance Corp.
2,000,000	4.13	11/16/2009	1,928,134
1,000,000	6.38	10/15/2011	1,051,280
PHH Corp.
7,950,000	6.00	03/01/2008	8,028,763
Wells Fargo Financial, Inc.
2,000,000	5.88	08/15/2008	2,042,732

			28,224,038

Pipelines — 0.8%
CenterPoint Energy Resources Corp. Series B
100,000	7.88	04/01/2013	113,424
5,725,000	5.95	01/15/2014	5,841,281
Energy Transfer Partners(a)
5,850,000	5.65	08/01/2012	5,778,480
Energy Transfer Partners
2,775,000	5.95	02/01/2015	2,770,201
Panhandle Eastern Pipeline
1,350,000	4.80	08/15/2008	1,334,528

			15,837,914

Property/Casualty Insurance — 2.1%
ACE INA Holdings, Inc.
350,000	8.30	08/15/2006	356,099
ACE Ltd.
6,575,000	6.00	04/01/2007	6,637,844
AON Capital Trust A
1,852,000	8.21	01/01/2027	2,173,211
Arch Capital Group Ltd.
3,200,000	7.35	05/01/2034	3,601,312
Asif Global Financial XXIII(a)
1,875,000	3.90	10/22/2008	1,820,621
CNA Financial Corp.
1,375,000	6.75	11/15/2006	1,389,548
98,000	6.60	12/15/2008	100,991
500,000	5.85	12/15/2014	497,396
Endurance Specialty Holdings Ltd.
1,650,000	6.15	10/15/2015	1,671,556
2,225,000	7.00	07/15/2034	2,326,709

GOLDMAN SACHS CORE FIXED INCOME FUND

Statement of Investments (continued)

January 31, 2006 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value
Corporate Bonds — (continued)
Property/Casualty Insurance — (continued)
Hartford Financial Services Group, Inc.
	$2,000,000	7.90%	06/15/2010	$2,210,305
Liberty Mutual Group(a)
	3,700,000	7.00	03/15/2034	3,895,175
	775,000	6.50	03/15/2035	762,005
QBE Insurance Group Ltd.(a)(c)
	3,150,000	5.65	07/01/2023	3,106,413
Royal & Sun Alliance Insurance Group PLC(b)
GBP	1,225,000	9.40	12/08/2014	2,580,695
SAFECO Corp.
	$5,000,000	6.88	07/15/2007	5,096,285
Zurich Capital Trust I(a)
	2,500,000	8.38	06/01/2037	2,695,333

				40,921,498

Railroads — 0.1%
CSX Corp.
	2,000,000	6.40	06/15/2009	2,075,478

Real Estate Investment Trusts (REITs) — 0.8%
Brandywine Operating Partnership LP
	3,740,000	4.50	11/01/2009	3,601,170
EOP Operating LP
	1,500,000	7.75	11/15/2007	1,562,086
iStar Financial, Inc. Series B
	3,275,000	5.70	03/01/2014	3,248,888
Liberty Property LP
	1,100,000	7.25	03/15/2011	1,180,904
Simon Property Group LP
	1,625,000	7.00	06/15/2008	1,689,137
	3,425,000	4.60	06/15/2010	3,338,327

				14,620,512

Technology — 0.4%
Computer Associates, Inc.(a)
	4,975,000	4.75	12/01/2009	4,888,576
First Data Corp.
	2,550,000	5.63	11/01/2011	2,570,270

				7,458,846

Tobacco — 0.2%
Altria Group, Inc.
	475,000	7.00	11/04/2013	516,169
	750,000	7.75	01/15/2027	879,150
Philip Morris Companies, Inc.
	2,550,000	6.95	06/01/2006	2,565,302

				3,960,621

Wireless Telecommunications — 0.6%
America Movil SA de CV
	1,100,000	4.13	03/01/2009	1,065,185
	1,800,000	5.50	03/01/2014	1,761,372
	1,600,000	6.38	03/01/2035	1,542,944
AT&T Wireless Services, Inc.
	2,750,000	7.88	03/01/2011	3,073,555

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Bonds — (continued)
Wireless Telecommunications — (continued)
Intelsat
$3,850,000	5.25%	11/01/2008	$3,522,750

			10,965,806

Wirelines Telecommunications — 1.2%
Ameritech Capital Funding
775,000	6.25	05/18/2009	793,362
Deutsche Telekom International Finance BV
3,225,000	8.75	06/15/2030	4,020,262
Qwest Capital Funding, Inc.
1,250,000	7.75	08/15/2006	1,259,375
500,000	7.90	08/15/2010	516,250
SBC Communications, Inc.
2,725,000	4.13	09/15/2009	2,625,877
1,000,000	5.88	02/01/2012	1,021,754
Sprint Capital Corp.
300,000	6.00	01/15/2007	302,122
3,850,000	6.88	11/15/2028	4,167,977
Telecom Italia Capital
1,025,000	4.00	01/15/2010	973,700
2,625,000	4.95	09/30/2014	2,481,599
TPSA Finance BV(a)
2,200,000	7.75	12/10/2008	2,344,525
TPSA Finance BV
3,100,000	7.63	01/30/2011	3,404,401

			23,911,204

TOTAL CORPORATE BONDS			$306,391,507

Emerging Market Debt — 0.4%
Pemex Finance Ltd.
$300,000	8.02%	05/15/2007	$304,715
700,000	9.15	11/15/2018	821,853
State of Qatar
4,220,000	9.75	06/15/2030	6,446,050

TOTAL EMERGING MARKET DEBT			$7,572,618

Mortgage-Backed Obligations — 41.6%
Adjustable Rate FNMA(c) — 0.0%
FNMA
$98,866	4.49%	03/01/2033	$98,750

Adjustable Rate Non-Agency(c) — 20.1%
Bear Stearns Adjustable Rate Mortgage Trust Series 2003-5, Class 1A1
429,659	4.22	08/25/2033	431,022
Bear Stearns Alterntive-A Trust Series 2005-8, Class 11A1
5,189,647	4.80	10/25/2035	5,125,918
Countrywide Alternative Loan Trust Series 2005-51, Class 1A1
10,624,833	4.81	11/20/2035	10,667,540

GOLDMAN SACHS CORE FIXED INCOME FUND

Statement of Investments (continued)

January 31, 2006 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Adjustable Rate Non-Agency(c) — (continued)
Countrywide Alternative Loan Trust Series 2005-51, Class 2A1
$13,905,110	4.79%	11/20/2035	$13,941,858
Countrywide Alternative Loan Trust Series 2005-51, Class 4A1
11,872,027	4.81	11/20/2035	11,907,451
Countrywide Alternative Loan Trust Series 2005-59, Class 1A1
23,884,068	4.82	11/20/2035	24,005,084
Countrywide Alternative Loan Trust Series 2005-62, Class 1A1
16,918,278	4.83	12/25/2035	16,936,027
Countrywide Home Loans Series 2003-37, Class 1A1
300,768	3.92	08/25/2033	303,255
CS First Boston Mortgage Securities Corp. Series 2003-AR9, Class 2A2
258,980	5.10	03/25/2033	257,715
Downey Savings & Loan Association Mortgage Loan Trust Series 2005-AR6, Class 2A1A
14,253,253	4.77	10/19/2045	14,267,847
Harborview Mortgage Loan Trust Series 2005-10, Class 2A1A
20,647,027	4.79	11/19/2035	20,748,551
Harborview Mortgage Loan Trust Series 2005-16, Class 2A1A
5,852,065	4.72	01/19/2036	5,847,338
Harborview Mortgage Loan Trust Series 2005-16, Class 3A1A
21,906,853	4.73	01/19/2036	21,877,589
Lehman XS Trust Series 2005-5N, Class 3A1A
17,365,593	4.83	11/25/2035	17,379,058
Lehman XS Trust Series 2005-9N, Class 1A1
15,938,621	4.80	02/25/2036	15,938,621
Master Adjustable Rate Mortgages Trust Series 2004-9, Class 2A1
1,671,677	4.91	11/25/2034	1,677,599
MLCC Mortgage Investors, Inc. Series 2004-E, Class A2B
11,358,964	4.45	11/25/2029	11,344,378
Mortgage IT Trust Series 2005-AR1, Class 1A1
17,389,791	4.78	11/25/2035	17,385,917
Sequoia Mortgage Trust Series 2003-4, Class 1A2
7,116,293	5.05	07/20/2033	7,133,754
Structured Asset Mortgage Investment Series 2006-AR2, Class 1A1
14,000,000	4.81	02/25/2040	14,000,000
Structured Asset Securities Corp. Series 2003-37A, Class 3A7
6,378,483	4.52	12/25/2033	6,331,920
Washington Mutual Series 2002-AR19, Class A7
1,158,692	4.68	02/25/2033	1,148,176
Washington Mutual Series 2005-AR11, Class A1A
15,208,154	4.85	08/25/2045	15,261,863

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Adjustable Rate Non-Agency(c) — (continued)
Washington Mutual Series 2005-AR13, Class A1A1
$24,185,913	4.82%	10/25/2045	$24,260,988
Washington Mutual Series 2005-AR15, Class A1A1
22,666,546	4.79	11/25/2045	22,666,380
Washington Mutual Series 2005-AR17, Series A1A1
17,915,725	4.80	12/25/2045	17,915,725
Washington Mutual Series 2005-AR8, Class 2A1A
27,472,880	4.82	07/25/2045	27,493,847
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR16, Class 1A1
17,858,726	4.98	10/25/2035	17,642,457
Wells Fargo Mortgage Backed Securities Trust Series 2006-AR2, Class 2A1
28,517,216	5.00	10/25/2035	28,325,615

			392,223,493

CMBS — 6.6%
Interest Only(a)(c)(d) — 0.1%
Bear Stearns Commercial Mortgage Securities, Inc. Series 2001-TOP2, Class X2
38,000,000	1.14	02/15/2035	933,812
CS First Boston Mortgage Securities Corp. Series 2002-CKS4, Class ASP
26,177,440	1.59	11/15/2036	1,310,969

			2,244,781

Sequential Fixed Rate — 6.5%
Asset Securitization Corp. Series 1997-D4, Class A1D
776,491	7.49	04/14/2029	794,632
Banc of America Commercial Mortgage, Inc. Series 2005-6, Class A4
20,000,000	5.18	09/10/2047	19,955,686
Commercial Mortgage Acceptance Corp. Series 1997-ML1, Class A3
2,800,000	6.57	12/15/2030	2,836,919
CS First Boston Mortgage Securities Corp. Series 1997-C2, Class A3
10,000,000	6.55	01/17/2035	10,212,920
First Union National Bank Commercial Mortgage Trust Series 2000-C2, Class A2
17,000,000	7.20	10/15/2032	18,321,820
First Union-Lehman Brothers Commercial Mortgage Services Series 1997-C1, Class A3
2,064,009	7.38	04/18/2029	2,091,446
GMAC Commercial Mortgage Securities Inc. Series 2002-C1, Class A2
15,000,000	6.28	11/15/2039	15,779,082
LB-UBS Commercial Mortgage Trust Series 2005-C5, Class A4
9,000,000	4.95	09/15/2030	8,800,654
LB-UBS Commercial Mortgage Trust Series 2005-C7, Class A4
10,175,000	5.20	11/15/2030	10,127,626

GOLDMAN SACHS CORE FIXED INCOME FUND

Statement of Investments (continued)

January 31, 2006 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Sequential Fixed Rate — (continued)
LB-UBS Commercial Mortgage Trust Series 2006-C1, Class A4
$12,000,000	5.16%	02/15/2031	$12,059,527
Merrill Lynch Mortgage Investors, Inc. Series 1998-C2, Class A2
1,879,879	6.39	02/15/2030	1,916,000
Merrill Lynch Mortgage Investors, Inc. Series 1999-C1, Class A2
4,338,454	7.56	11/15/2031	4,594,136
Morgan Stanley Capital I Series 2006-T21, Class A4
19,000,000	5.16	10/12/2052	19,103,816

			126,594,264

TOTAL CMBS			128,839,045

CMOs — 0.9%
Interest Only(d) — 0.1%
ABN AMRO Mortgage Corp. Series 2003-5, Class A2
3,166,528	5.50	04/25/2033	307,304
Countrywide Home Loan Trust Series 2003-42, Class 2X1(c)
3,667,200	0.38	10/25/2033	23,414
CS First Boston Mortgage Securities Corp. Series 2002-AR31, Class 5X
2,905,133	0.00	11/25/2032	1,743
CS First Boston Mortgage Securities Corp. Series 2003-08, Class 3A2
614,466	5.50	04/25/2033	45,770
CS First Boston Mortgage Securities Corp. Series 2003-10, Class 3A13
554,310	5.75	05/25/2033	30,642
CS First Boston Mortgage Securities Corp. Series 2003-11, Class 1A2
431,518	5.50	06/25/2033	30,040
CS First Boston Mortgage Securities Corp. Series 2003-AR18, Class 2X(c)
4,049,526	0.78	07/25/2033	39,794
CS First Boston Mortgage Securities Corp. Series 2003-AR20, Class 2X(c)
4,435,900	0.60	08/25/2033	37,768
FNMA Series 1992-24, Class N
441	789.00	03/25/2007	1,940
FNMA Series 1993-11, Class M
227,797	7.50	02/25/2008	3,397
Washington Mutual Series 2003-AR04, Class X1(c)
5,931,189	1.18	01/25/2008	89,900
Washington Mutual Series 2003-AR05, Class X1(c)
17,159,283	0.76	02/25/2008	181,825
Washington Mutual Series 2003-AR06, Class X2(c)
12,887,630	0.37	05/25/2008	72,429

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Interest Only(d) — (continued)
Washington Mutual Series 2003-AR07, Class X(c)
$20,963,795	0.94%	06/25/2008	$301,040
Washington Mutual Series 2003-AR12, Class X(c)
14,921,512	0.49	02/25/2034	126,534
Wells Fargo Mortgage Backed Securities Trust Series 2003-G, ClassAI0(c)
14,635,212	0.77	06/25/2033	303,095

			1,596,635

Inverse Floaters(c) — 0.2%
FHLMC Series 1544, Class M
75,919	11.99	07/15/2008	79,464
FNMA Series 1993-072, Class SA
30,391	12.77	05/25/2008	32,687
FNMA Series 1993-093, Class SA
46,812	15.08	05/25/2008	50,252
FNMA Series 1993-095, Class SE
44,669	15.90	06/25/2008	48,950
FNMA Series 1993-135, Class S
71,108	8.36	07/25/2008	75,495
FNMA Series 1993-175, Class SA
339,293	12.46	09/25/2008	362,079
GNMA Series 2001-48, Class SA
269,580	11.96	10/16/2031	300,567
GNMA Series 2001-51, Class SA
518,331	13.13	10/16/2031	616,157
GNMA Series 2001-51, Class SB
535,669	11.96	10/16/2031	601,229
GNMA Series 2001-59, Class SA
92,895	11.80	11/16/2024	103,818
GNMA Series 2002-11, Class SA
274,442	16.71	02/16/2032	337,735
GNMA Series 2002-13, Class SB
643,833	16.71	02/16/2032	792,874
Morgan Stanley Mortgage Trust Series 40, Class 16
839,497	9.28	01/20/2022	844,074

			4,245,381

PAC — 0.0%
FNMA Series 1999-51, Class LG
562,565	6.50	12/25/2028	561,171

Regular Floater(c) — 0.1%
FHLMC Series 1537, Class F
371,666	4.19	06/15/2008	370,303
FNMA REMIC Trust Series 1993-175, Class FA
732,874	3.80	09/25/2008	721,521

			1,091,824

Sequential Fixed Rate — 0.5%
FHLMC Series 2367, Class BC
1,319,945	6.00	04/15/2016	1,322,278

GOLDMAN SACHS CORE FIXED INCOME FUND

Statement of Investments (continued)

January 31, 2006 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Sequential Fixed Rate — (continued)
FNMA REMIC Trust Series 1993-78, Class H
$780,863	6.50%	06/25/2008	$788,102
FNMA Series 1993-201, Class K
833,131	6.50	01/25/2023	830,770
FNMA Series 1999-1, Class PG
2,718,972	6.50	04/25/2028	2,719,798
FNMA Series 2001-M2, Class C
5,570,134	6.30	09/25/2015	5,738,437

			11,399,385

TOTAL CMOS			18,894,396

FHLMC — 5.5%
41,362	5.50	07/01/2013	41,653
271,878	5.50	12/01/2013	273,795
3,240,488	6.50	12/01/2013	3,314,225
92,583	5.50	02/01/2014	93,235
32,687	5.50	06/01/2014	32,908
84,178	5.50	09/01/2014	84,746
5,374	7.00	10/01/2014	5,516
1,972,449	6.00	12/01/2014	1,997,302
49,760	7.00	05/01/2015	51,070
144,079	8.00	07/01/2015	153,240
20,381	7.00	02/01/2016	21,061
38,830	7.00	03/01/2016	40,135
1,080,703	7.50	05/01/2016	1,133,297
4,430	7.00	10/01/2017	4,611
2,237,892	5.50	05/01/2023	2,228,405
1,311,836	5.50	06/01/2023	1,306,275
1,403,229	5.50	07/01/2023	1,397,281
4,000,000	4.50	10/01/2023	3,809,478
10,862,897	5.00	10/01/2025	10,592,004
611,888	5.50	10/01/2025	610,505
20,279,499	5.50	11/01/2025	20,195,405
1,020,545	5.50	01/01/2026	1,018,240
103,118	7.00	06/01/2026	107,187
64,210	7.50	03/01/2027	67,215
18,479	6.50	06/01/2029	18,992
2,984,220	6.50	12/01/2029	3,068,095
82,750	7.50	12/01/2030	86,506
75,560	7.50	01/01/2031	78,990
6,586,604	6.50	12/01/2031	6,765,636
97,842	6.50	03/01/2032	100,447
25,243	6.50	04/01/2032	25,915
246,625	6.50	07/01/2032	253,190
14,249,577	6.50	12/01/2032	14,628,930
1,035,534	6.50	04/01/2033	1,063,681
382,802	6.50	06/01/2033	392,249
1,785,753	6.50	08/01/2033	1,833,293
605,697	6.50	10/01/2033	620,644
1,369,978	6.50	11/01/2033	1,403,785
17,255,873	6.50	12/01/2033	17,681,696

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
FHLMC — (continued)
$592,686	6.50%	01/01/2034	$607,312
523,664	6.50	03/01/2034	536,586
19,989	6.50	06/01/2034	20,473
10,185,643	6.50	08/01/2034	10,432,116

			108,197,325

FNMA — 8.1%
2,630,699	6.39	08/01/2013	2,699,404
1,286,503	7.04	08/01/2015	1,440,307
408,066	8.50	10/01/2015	434,070
18,857	7.00	01/01/2016	19,347
899,670	6.00	12/01/2016	918,702
10,966,751	5.00	10/01/2017	10,859,290
67,473,051	5.00	12/01/2017	66,811,895
334,321	4.50	01/01/2018	325,517
1,101,704	5.00	01/01/2018	1,090,908
5,651,591	5.00	02/01/2018	5,592,989
119,093	6.00	08/01/2018	120,823
12,908,750	4.50	09/01/2023	12,322,720
2,091,251	4.50	10/01/2023	1,991,797
2,840,099	6.46	12/01/2028	2,897,835
12,196	7.50	03/01/2029	12,765
16,016	7.50	08/01/2029	16,764
4,395	7.50	11/01/2029	4,601
1,906,655	6.50	12/01/2029	1,961,336
65,169	6.50	12/01/2030	66,933
119,602	7.50	12/01/2030	124,743
156,412	8.00	01/01/2031	166,149
106,536	8.00	02/01/2031	113,388
1,415,830	7.00	03/01/2031	1,471,727
20,618	6.50	09/01/2033	21,133
10	6.00	11/01/2035	10
748,252	5.50	01/01/2036	740,448
46,000,000	5.50	TBA-15yr(e)	45,496,852

			157,722,453

Principal Only(f)— 0.4%
FHLMC Series 235, Class PO
5,000,000	0.00	02/01/2036	3,684,375
FNMA Series 363, Class 1
4,929,212	0.00	11/01/2035	3,673,803

			7,358,178

TOTAL MORTGAGE-BACKED OBLIGATIONS			$813,333,640

Agency Debentures — 13.6%
FFCB
$2,000,000	2.38%	02/15/2006	$1,998,210
2,000,000	3.63	01/04/2008	1,958,028
9,000,000	4.83	12/22/2014	8,973,828
FHLB
10,000,000	2.75	05/15/2006	9,945,640
15,000,000	2.88	05/23/2006	14,918,100

GOLDMAN SACHS CORE FIXED INCOME FUND

Statement of Investments (continued)

January 31, 2006 (Unaudited)

Principal	Interest		Maturity
Amount	Rate		Date	Value
Agency Debentures — (continued)
FHLB — (continued)
$37,000,000	4.36	%(c)	12/13/2006	$36,996,374
1,500,000	5.80		09/02/2008	1,536,192
5,000,000	5.38	(g)	05/15/2009	5,080,846
10,000,000	6.72		06/29/2009	10,616,550
10,000,000	6.50		08/14/2009	10,525,125
2,500,000	4.00		02/15/2011	2,408,040
9,595,000	4.25		11/15/2011	9,308,839
17,360,000	4.50		09/14/2012	16,942,331
FHLMC
40,000,000	4.48		09/19/2008	39,563,084
FNMA
15,000,000	5.50		02/15/2006	15,004,380
4,800,000	2.10		04/19/2006	4,773,667
10,000,000	3.01		06/02/2006	9,945,630
16,000,000	3.25		06/28/2006	15,910,624
15,000,000	3.55		01/12/2007	14,819,790
19,000,000	6.16		12/18/2007	19,464,265
1,000,000	5.25		01/15/2009	1,013,068
13,000,000	4.75		02/21/2013	12,846,397

TOTAL AGENCY DEBENTURES				$264,549,008

Asset-Backed Securities — 8.0%
Credit Card — 0.2%
MBNA Master Credit Card Trust
$3,000,000	7.00%		02/15/2012	$3,208,140

Financials — 0.1%
Small Business Administration
987,611	6.30		06/01/2018	1,019,804

Home Equity(c) — 7.3%
Aames Mortgage Trust Series 2000-2, Class A6F
492,721	7.18		11/25/2028	496,455
Amortizing Residential Collateral Trust Series 2002-BC1M, Class A
1,884,755	4.81		01/01/2032	1,881,810
ContiMortgage Home Equity Loan Trust Series 1999-1, Class A7
67,814	6.97		12/25/2013	67,508
Countrywide Asset-Backed Certificates Series 2004-BC5, Class A2
11,956,252	4.80		10/25/2034	11,963,784
Countrywide Home Equity Loan Trust Series 2002-E, Class A
4,236,842	4.73		10/15/2028	4,244,116
Countrywide Home Equity Loan Trust Series 2003-A, Class A
12,920,985	4.82		03/15/2029	12,955,324
Countrywide Home Equity Loan Trust Series 2004-G, Class 2A
4,416,151	4.69		12/15/2029	4,427,225
Countrywide Home Equity Loan Trust Series 2004-S, Class 1A
11,650,374	4.71		02/15/2030	11,661,896

Principal	Interest	Maturity
Amount	Rate	Date	Value
Asset-Backed Securities — (continued)
Home Equity — (continued)
Countrywide Home Equity Loan Trust Series 2005-I, Class 2A
$18,000,000	4.66%	02/15/2036	$18,000,000
First Franklin Mortgage Loan Asset Backed Certificates Series 2004-FF11, Class 2A2
11,890,897	4.81	01/25/2035	11,911,337
FNMA Series 2005-T2, Class 1A1
6,669,185	4.54	11/28/2035	6,667,858
Household Home Equity Loan Trust Series 2003-1, Class A
2,375,935	4.84	10/20/2032	2,376,412
Impac CMB Trust Series 2004-10, Class 2A
9,507,712	4.85	03/25/2035	9,523,020
Impac CMB Trust Series 2004-8, Class 1A
4,716,802	4.89	10/25/2034	4,736,707
Impac CMB Trust Series 2005-6, Class 1A1
17,596,489	4.78	10/25/2035	17,616,127
Impac Secured Assets Corp. Series 2005-2, Class A1W
15,949,289	4.78	03/25/2036	15,973,309
Popular ABS Mortgage Pass-Through Trust Series 2004-5, Class AV2
3,671,181	4.87	12/25/2034	3,679,213
Residential Asset Securities Corp. Series 2004-KS1, Class A2B2
5,053,551	4.81	02/25/2034	5,059,550

			143,241,651

Manufactured Housing — 0.1%
Mid-State Trust Series 4, Class A
2,292,474	8.33	04/01/2030	2,393,595

Utilities — 0.3%
Massachusetts RRB Special Purpose Trust Series 1999-1, Class A5
6,150,000	7.03	03/15/2012	6,519,307

TOTAL ASSET-BACKED SECURITIES			$156,382,497

U.S. Treasury Obligations — 13.3%
United States Treasury Bonds
$21,600,000	4.38%	12/15/2010	$21,481,633
2,200,000	8.50	02/15/2020	3,048,166
1,900,000	7.13	02/15/2023	2,424,894
United States Treasury Inflation Protected Securities
28,350,585	1.88	07/15/2015	28,084,657
United States Treasury Notes
150,000	7.00	07/15/2006	151,558
1,000,000	6.63	05/15/2007	1,025,520
2,500,000	6.13	08/15/2007	2,558,007
77,600,000	4.38	01/31/2008	77,375,735
2,000,000	5.63	05/15/2008	2,047,620
50,000,000	3.25	01/15/2009	48,294,900
1,000,000	6.50	02/15/2010	1,072,580

GOLDMAN SACHS CORE FIXED INCOME FUND

Statement of Investments (continued)

January 31, 2006 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
U.S. Treasury Obligations — (continued)
United States Treasury Principal-Only STRIPS(f)
$560,000	0.00	05/15/2018	315,409
16,700,000	0.00	02/15/2019	9,061,921
31,700,000	0.00	05/15/2020	16,124,206
3,600,000	0.00	08/15/2021	1,723,896
92,300,000	0.00	11/15/2021	43,647,748
1,450,000	0.00	11/15/2022	653,355
3,000,000	0.00	11/15/2024	1,231,200

TOTAL U.S. TREASURY OBLIGATIONS			$260,323,005

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT— 92.6%			$1,808,552,275

Repurchase Agreement(h) — 10.5%
Joint Repurchase Agreement Account II
$205,800,000	4.46%	02/01/2006	$205,800,000
Maturity Value: $205,825,502

TOTAL INVESTMENTS — 103.1%			$2,014,352,275

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*  The principal amount of each security is stated in the currency in which the bond is denominated. See below.

Currency Description

EUR	= Euro Currency
GBP	= British Pound

(a) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $60,514,049, which represents approximately 3.1% of net assets as of January 31, 2006.

(b) Perpetual Maturity. Maturity date presented represents the next call date.

(c) Variable rate security. Interest rate disclosed is that which is in effect at January 31, 2006.

(d) Represents security with notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate due to the amortization of related premiums or accretion of discounts.

(e) TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities amounts to $45,496,852 which represents approximately 2.3% of net assets as of January 31, 2006.

(f) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(g) A portion of this security is segregated as collateral for initial margin requirement on futures transactions.

(h) Joint repurchase agreement was entered into on January 31, 2006.

For information on the underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.gs.com/funds.

Investment Abbreviations:
CMBS— Commercial Mortgage Backed Securities
CMOs— Collateralized Mortgage Obligations
FFCB— Federal Farm Credit Bank
FHLB— Federal Home Loan Bank
FHLMC— Federal Home Loan Mortgage Corp.
FNMA— Federal National Mortgage Association
GNMA— Government National Mortgage Association
PAC— Planned Amortization Class
REITS— Real Estate Investment Trust
REMIC— Real Estate Mortgage Investment Conduit

GOLDMAN SACHS CORE FIXED INCOME FUND

Statement of Investments (continued)

January 31, 2006 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

Investment Valuation — Portfolio securities for which market quotations are readily available are valued at market value on the basis of quotations furnished by a pricing service or provided by dealers in such securities. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Portfolio securities for which market quotations are not readily available are valued based on yield equivalents, pricing matrices or other sources, under valuation procedures established by the Trust’s Board of Trustees.

Foreign Currency Translations — The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars on the following basis: (i) investment valuations, foreign currency and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates; and (ii) purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions.

Forward Foreign Currency Exchange Contracts — The Fund may enter into forward foreign currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions or portfolio positions. The Fund may also purchase and sell forward contracts to seek to increase total return. All commitments are “marked-to-market” daily at the applicable translation rates. The Fund records realized gains or losses at the time a forward contract is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

       The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At January 31, 2006, the Fund had sufficient cash and/or securities to cover any commitments under these contracts.

GOLDMAN SACHS CORE FIXED INCOME FUND

Statement of Investments (continued)

January 31, 2006 (Unaudited)

At January 31, 2006, the Fund had outstanding forward foreign currency exchange contracts, both to purchase and sell foreign currencies as follows:

				Unrealized
Open Forward Foreign Currency	Expiration	Value on
Purchase Contracts	Date	Settlement Date	Current Value	Gain	(Loss)

Australian Dollar	03/15/2006	$22,141,198	$22,317,170	$175,972	$—
Canadian Dollar	03/15/2006	24,022,971	24,355,940	332,969	—
Euro	03/15/2006	48,454,557	48,967,793	513,236	—
	03/15/2006	36,281,000	36,083,081	—	(197,919)
Great Britain Pound	03/15/2006	23,842,765	24,142,830	300,065	—
Japanese Yen	03/15/2006	11,659,000	11,861,244	202,244	—
	03/15/2006	35,971,000	35,030,251	—	(940,749)
Norwegian Krone	03/15/2006	43,351,965	43,656,316	304,351	—
	03/15/2006	12,148,000	11,963,207	—	(184,793)
Swedish Krona	03/15/2006	42,247,000	42,716,899	469,899	—
	03/15/2006	12,177,000	12,112,633	—	(64,367)
Swiss Franc	03/15/2006	14,785,165	14,930,281	145,116	—
	03/15/2006	24,269,000	24,075,398	—	(193,602)

TOTAL OPEN FORWARD FOREIGN
CURRENCY PURCHASE CONTRACTS		$351,350,621	$352,213,043	$2,443,852	$(1,581,430)

				Unrealized
Open Forward Foreign Currency	Expiration	Value on
Sale Contracts	Date	Settlement Date	Current Value	Gain	(Loss)

Australian Dollar	03/15/2006	$23,914,000	$24,100,596	$—	$(186,596)
Canadian Dollar	03/15/2006	36,002,000	36,578,722	—	(576,722)
Euro	02/27/2006	8,808,121	8,723,045	85,076	—
	03/15/2006	18,282,000	18,178,515	103,485	—
	03/15/2006	46,192,523	46,921,418	—	(728,895)
Great Britain Pound	02/15/2006	2,447,676	2,536,116	—	(88,440)
	03/15/2006	6,083,000	6,073,428	9,572	—
	03/15/2006	58,924,000	59,403,542	—	(479,542)
Japanese Yen	03/15/2006	6,026,000	5,919,284	106,716	—
	03/15/2006	21,593,035	22,037,845	—	(444,810)
Norwegian Krone	03/15/2006	18,114,000	18,081,531	32,469	—
	03/15/2006	31,248,557	31,654,483	—	(405,926)
Swedish Krona	03/15/2006	12,148,000	12,088,231	59,769	—
	03/15/2006	46,238,706	48,202,917	—	(1,964,211)
Swiss Franc	03/15/2006	42,218,000	41,934,348	283,652	—
	03/15/2006	18,025,000	18,128,375	—	(103,375)

TOTAL OPEN FORWARD FOREIGN
CURRENCY SALE CONTRACTS		$396,264,618	$400,562,396	$680,739	$(4,978,517)

GOLDMAN SACHS CORE FIXED INCOME FUND

Statement of Investments (continued)

January 31, 2006 (Unaudited)

Futures Contracts — The Fund may enter into futures transactions to hedge against changes in interest rates, securities prices, currency exchange rates or to seek to increase total return. Futures contracts are valued at the last settlement price at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Fund is required to deposit with a broker or the Fund’s custodian bank on behalf of the broker an amount of cash or securities equal to the minimum “initial margin” requirement of the associated futures exchange. Subsequent payments for futures contracts (“variation margin”) are paid or received by the Fund daily, dependent on the daily fluctuations in the value of the contracts, and are recorded for financial reporting purposes as unrealized gains or losses. When contracts are closed, the Fund realizes a gain or loss.

       The use of futures contracts involve, to varying degrees, elements of market and counterparty risk. Changes in the value of the futures contract may not directly correlate with changes in the value of the underlying securities. This risk may decrease the effectiveness of the Fund’s strategies and potentially result in a loss.

At January 31, 2006, the following futures contracts were open as follows :

	Number of
	Contracts	Settlement	Market	Unrealized
Type	Long (Short)	Month	Value	Gain (Loss)

Eurodollars	294	March 2006	$69,953,625	$(37,211)
Eurodollars	190	June 2006	45,160,625	(30,646)
Eurodollars	237	September 2006	56,331,938	(49,039)
Eurodollars	250	December 2006	59,443,750	(123,142)
Eurodollars	13	March 2007	3,092,700	(4,269)
Eurodollars	203	June 2007	48,306,387	(42,101)
Eurodollars	163	September 2007	38,791,963	18,846
U.S. Treasury Bonds	851	March 2006	96,030,031	664,998
2 Year U.S. Treasury Notes	(76)	March 2006	(15,568,125)	27,334
5 Year U.S. Treasury Notes	(182)	March 2006	(19,243,656)	100,936
10 Year U.S. Treasury Notes	(799)	March 2006	(86,641,563)	80,357

			$295,657,675	$606,063

Inverse Floaters — The Fund may invest in inverse floating rate debt securities (“inverse floaters”). The interest rate on inverse floaters resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher the degree of leverage of an inverse floater, the greater the volatility of its market value.

Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Fund, including accrued interest, is required to equal or exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Fund may be delayed or limited and there may be a decline in the value of the collateral during the period while the Fund seeks to assert its rights. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under triparty repurchase agreements.

       Pursuant to exemptive relief granted by the Securities and Exchange Commission and terms and conditions contained therein, the Fund, together with other registered investment companies having management agreements with Goldman Sachs Asset Management, L.P., or its affiliates, transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements.

GOLDMAN SACHS CORE FIXED INCOME FUND

Statement of Investments (continued)

January 31, 2006 (Unaudited)

At January 31, 2006, the Fund had an undivided interest in the following Joint Repurchase Agreement Account II which equaled $205,800,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

Banc of America Securities LLC	$4,000,000,000	4.46%	02/01/2006	$4,000,495,556

Barclays Capital PLC	1,000,000,000	4.46	02/01/2006	1,000,123,889

Barclays Capital PLC	1,400,000,000	4.47	02/01/2006	1,400,173,833

Deutsche Bank Securities, Inc.	1,000,000,000	4.46	02/01/2006	1,000,123,889

Greenwich Capital Markets	300,000,000	4.46	02/01/2006	300,037,167

J.P. Morgan Securities, Inc.	650,000,000	4.44	02/01/2006	650,080,167

Morgan Stanley & Co.	2,500,000,000	4.46	02/01/2006	2,500,309,722

UBS Securities LLC	900,000,000	4.47	02/01/2006	900,111,750

Wachovia Capital Markets	500,000,000	4.47	02/01/2006	500,062,083

TOTAL	$12,250,000,000			$12,251,518,056

At January 31, 2006, the Joint Repurchase Agreement Account II was fully collateralized by Federal Farm Credit Bank, 4.20% to 4.90%, due 08/28/2007 to 02/18/2014; Federal Home Loan Bank, 0.00% to 7.23%, due 02/03/2006 to 11/17/2015; Federal Home Loan Mortgage Association, 0.00% to 10.50%, due 07/01/2006 to 02/01/2036; Federal National Mortgage Association, 2.50% to 10.50%, due 06/18/2007 to 02/01/2036 and Government National Mortgage Association, 5.00% to 7.00%, due 12/20/2025 to 04/20/2035. The aggregate market value of the collateral, including accrued interest, was $12,509,602,473.

Securities purchased on a when-issued or delayed-delivery basis — The Fund may purchase securities on a when-issued or delayed-delivery basis. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time the Fund enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments. Credit risks exist on these commitments to the extent of any unrealized gains on the underlying securities purchased and any unrealized losses on the underlying securities sold. Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. In addition to the normal credit and market risks, transactions with delayed settlement dates may expose the Fund to greater risk that such transactions may not be consummated.

Segregation Transactions — As set forth in the prospectus, the Fund may enter into certain derivative transactions to seek to increase total return. Forward foreign currency exchange contracts, futures contracts, written options, swap contracts, mortgage dollar rolls, when-issued securities and forward commitments represent examples of such transactions. As a result of entering into these transactions, the Fund is required to segregate liquid assets, on the books of their custodian, with a daily mark-to-market value equal to or greater than the market value of the corresponding transactions.

Swap Contracts — The Fund may enter into swap transactions for hedging purposes or to seek to increase total return. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices, rates or indices for a specified amount of an underlying asset or notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

       Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net interest payment to be received by the Fund and/or the termination value at the end of the contract.

GOLDMAN SACHS CORE FIXED INCOME FUND

Statement of Investments (continued)

January 31, 2006 (Unaudited)

Swap Contracts (continued) — Therefore, the Fund considers the creditworthiness of each counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index.

       The Fund records unrealized gains or losses on a daily basis representing the value and the current net receivable or payable relating to open interest rate swap contracts. Net amounts received or paid on the swap contracts, including terminated swaps, are recorded as realized gains or losses.

At January 31, 2006, the Fund had outstanding interest rate swap contracts with the following terms:

				Rate Type
		Notional		Payments
	Swap	Amount	Termination	received by	Payments	Unrealized
Swap Type	Counterparty	(000s)	Date	the Fund	made by the Fund	Gain (Loss)

Interest Rate	Banc of America Securities LLC	$60,000	02/25/2006	3.43%	3 month LIBOR Floating	$(867,965)
Interest Rate(a)	Banc of America Securities LLC	75,140	06/09/2008	4.00%	3 month LIBOR Floating	(1,331,207)
Interest Rate(a)	Banc of America Securities LLC	9,670	06/20/2008	4.30%	3 month LIBOR Floating	(116,613)
Interest Rate(a)	Banc of America Securities LLC	31,280	09/26/2008	4.43%	3 month LIBOR Floating	(288,828)
Interest Rate	Banc of America Securities LLC	100,000	10/14/2008	3.51%	3 month LIBOR Floating	(2,696,483)
Interest Rate	Banc of America Securities LLC	80,000	09/02/2010	4.31%	3 month LIBOR Floating	(1,185,510)
Interest Rate	Banc of America Securities LLC	65,000	10/06/2010	4.70%	3 month LIBOR Floating	392,625
Interest Rate	Banc of America Securities LLC	65,000	04/19/2012	4.55%	3 month LIBOR Floating	(771,741)
Interest Rate	Banc of America Securities LLC	120,000	09/24/2012	4.52%	3 month LIBOR Floating	(1,246,657)
Interest Rate	Banc of America Securities LLC	11,000	05/25/2015	4.53%	3 month LIBOR Floating	(309,963)
Interest Rate	Banc of America Securities LLC	21,300	05/26/2015	4.68%	3 month LIBOR Floating	(348,037)
Interest Rate	Banc of America Securities LLC	25,000	10/19/2015	4.97%	3 month LIBOR Floating	218,140
Interest Rate(a)	Banc of America Securities LLC	77,100	06/07/2016	3 month LIBOR Floating	4.36%	4,143,510
Interest Rate(a)	Banc of America Securities LLC	10,000	06/20/2016	3 month LIBOR Floating	4.62%	335,379
Interest Rate(a)	Banc of America Securities LLC	32,400	09/26/2016	3 month LIBOR Floating	4.70%	897,644
Interest Rate	Banc of America Securities LLC	20,000	11/12/2019	3 month LIBOR Floating	5.07%	255,075
Interest Rate	Banc of America Securities LLC	80,000	03/23/2020	3 month LIBOR Floating	5.11%	322,037
Interest Rate	Banc of America Securities LLC	9,000	03/30/2035	5.32%	3 month LIBOR Floating	391,522
Interest Rate	Banc of America Securities LLC	10,000	04/09/2035	5.27%	3 month LIBOR Floating	337,970

GOLDMAN SACHS CORE FIXED INCOME FUND

Statement of Investments (continued)

January 31, 2006 (Unaudited)

				Rate Type
		Notional		Payments
	Swap	Amount	Termination	received by	Payments	Unrealized
Swap Type	Counterparty	(000s)	Date	the Fund	made by the Fund	Gain (Loss)

Interest Rate(a)	Banc of America Securities LLC	29,530	06/09/2036	4.64%	3 month LIBOR Floating	(2,297,760)
Interest Rate(a)	Banc of America Securities LLC	3,890	06/20/2036	4.88%	3 month LIBOR Floating	(162,890)
Interest Rate(a)	Banc of America Securities LLC	12,640	09/26/2036	4.94%	3 month LIBOR Floating	(413,014)

TOTAL						$(4,742,766)

(a) Represents forward settling interest rate swaps whose effective dates of commencement of accruals and cash flows range from 5/4/06 to 9/26/06.

       The Fund may enter into credit default swaps. The Fund may purchase credit protection on the referenced obligation of the credit default swap (“buy contract”). During the period a Fund enters into a buy contract, the Fund is required, upon the occurrence of a credit event, as defined in the swap agreement, to deliver to the counterparty the principal amount of the referenced obligation of the swap and will, concurrently, receive an agreed upon value.

       The Fund may also provide or sell credit protection on the referenced obligation of a credit default swap (“sale contract”). During the period a Fund enters into a sale contract, the Fund is required, upon the occurrence of a credit event, as defined in the swap agreement, to pay the notional amount of the swap to the counterparty, which generally equals the face value of the referenced obligation and, concurrently, will receive the principal amount of the referenced obligation. If a credit event occurs, the maximum payout amount for a sale contract is limited to the notional amount of the swap contract (“maximum payout amount”).

       During the term of the credit default swap agreement, the Fund receives (makes) periodic payments from (to) the respective counterparty, calculated at the agreed upon interest rate applied to the notional amount. On a daily basis, these amounts are accrued and recorded as unrealized gains (losses) on swap contract transactions. The receipt or delivery of these payments are recorded as realized gains (losses) on swap contracts.

       Credit default swaps may involve greater risks than if a Fund had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Fund enters into a buy contract and no credit event occurs its exposure is limited to the periodic payments previously made to the counterparty. In addition, if the Fund enters into a sale contract and a credit event occurs, the value of the referenced obligation received by the Fund reduced by the periodic payments previously received, may be less than the maximum payout amount it pays to the counterparty, resulting in a loss to the Fund.

GOLDMAN SACHS CORE FIXED INCOME FUND

Statement of Investments (continued)

January 31, 2006 (Unaudited)

At January 31, 2006, the Fund had outstanding credit default swap contracts with the following terms:

		Notional
		Amount	Rate	Termination	Unrealized
Referenced Obligation	Swap Counterparty	(000s)	Paid by the Fund	Date	Loss

Protection Purchased:
Cendant Corp.,	Banc of America Securities LLC	$975	1.08%	12/20/2010	$(11,409)
7.375%, 01/15/2013
First Data Corp.,	JP Morgan Securities, Inc.	2,800	0.50%	03/21/2011	(7,986)
5.625%, 11/01/2011
iBoxx Core Investment Grade Bond Trust	Salomon Smith Barney, Inc.	169,000	0.45%	12/20/2010	(161,614)
Cendant Corp.,	Salomon Smith Barney, Inc.	1,825	1.22%	12/20/2010	(27,941)
7.375%, 01/15/2013
Cendant Corp.,	Salomon Smith Barney, Inc.	900	1.13%	12/20/2010	(13,688)
7.375%, 01/15/2013
Cendant Corp.,	Salomon Smith Barney, Inc.	975	1.05%	12/20/2010	(11,373)
7.375%, 01/15/2013

TOTAL					$(234,011)

Treasury Inflation-Protected Securities — The Fund may invest in Treasury Inflation-Protected Securities (“TIPS”), specially structured bonds on which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index (“CPI”). The adjustments for interest income due to inflation are reflected in interest income on the Statements of Operations. TIPS are backed by the full faith and credit of the U.S. Government.

TAX INFORMATION — At January 31, 2006, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$2,020,738,147

Gross unrealized gain	6,027,474
Gross unrealized loss	(12,413,346)

Net unrealized security loss	$(6,385,872)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Statement of Investments

January 31, 2006 (Unaudited)

Principal		Interest		Maturity
Amount		Rate		Date	Value
Corporate Bonds — 95.8%
Aerospace/Defense(a) — 0.2%
Bombardier Capital, Inc.
	$450,000	6.13%		06/29/2006	$453,375

Automotive — 3.0%
DaimlerChrysler NA Holding Corp.
	380,000	4.96	(b)	09/10/2007	381,073
	400,000	8.50	(c)	01/18/2031	485,017
Dana Corp.
	850,000	5.85		01/15/2015	586,500
Ford Motor Credit Co.
	1,625,000	6.88		02/01/2006	1,625,000
	1,700,000	5.70		01/15/2010	1,503,662
General Motors Acceptance Corp.
EUR	325,000	4.00		02/09/2006	394,869
	325,000	5.75		02/14/2006	395,018
	$1,425,000	6.88		09/15/2011	1,360,491

					6,731,630

Banks — 21.2%
Abbey National PLC(b)(c)
	2,500,000	7.35		10/15/2006	2,545,598
ANZ Capital Trust I(a)(c)
	325,000	4.48		11/26/2049	313,477
	800,000	5.36		12/15/2049	784,923
Associates Corp. NA(d)
	811,000	8.55		07/15/2009	899,161
Astoria Financial Corp.
	225,000	5.75		10/15/2012	225,907
Banca Popolare di Bergamo Capital Trust(b)(c)
EUR	475,000	8.36		12/29/2049	685,016
Bank of America Corp.
	$1,687,000	7.80		02/15/2010	1,853,957
	2,000,000	7.40		01/15/2011	2,193,458
Bank United Corp.
	250,000	8.88		05/01/2007	259,333
Citigroup, Inc.
	589,000	7.25		10/15/2011	647,413
Credit Suisse First Boston London(b)(c)
	1,625,000	7.90		05/29/2049	1,676,860
Credit Suisse First Boston USA, Inc.
	750,000	6.13		11/15/2011	782,206
Danske Bank A/S(a)(b)
	300,000	7.40		06/15/2010	309,323
Firstar Capital Trust I
	2,500,000	8.32		12/15/2026	2,665,242
ForeningSparbanken AB (Swedbank)(a)(b)(c)
	500,000	7.50		11/29/2049	509,360
Greater Bay Bancorp Series D
	2,700,000	5.13		04/15/2010	2,676,577
GreenPoint Financial Corp.
	600,000	3.20		06/06/2008	575,142
HBOS PLC(a)(b)(c)
	1,750,000	5.38		12/29/2049	1,735,372
HSBC Capital Funding LP(a)(b)(c)
	1,050,000	4.61		12/13/2049	983,435

Principal		Interest		Maturity
Amount		Rate		Date	Value
Corporate Bonds — (continued)
Banks — (continued)
HSBC USA, Inc.
	$250,000	6.63%		03/01/2009	$259,623
Huntington National Bank
	815,000	3.13		05/15/2008	782,032
	1,000,000	8.00		04/01/2010	1,100,077
J.P. Morgan Chase & Co.
	550,000	6.63		03/15/2012	589,263
	850,000	5.15		10/01/2015	831,814
Key Bank N.A.(d)
	1,000,000	6.50		04/15/2008	1,026,258
Manufacturers & Traders Trust Co.(b)
	1,495,000	5.59		12/28/2020	1,492,650
Mizuho JGB Investment LLC(a)(b)(c)
	1,275,000	9.87		12/31/2049	1,402,375
Nordbanken AB(a)(b)(c)
	2,380,000	8.95		11/29/2049	2,670,553
North Fork Bancorp.(b)
	1,350,000	5.00		08/15/2012	1,345,494
PNC Funding Corp.
	600,000	7.50		11/01/2009	647,267
Popular North America, Inc.
	1,795,000	4.25		04/01/2008	1,759,118
RBS Capital Trust II(b)(c)
	1,000,000	5.51		09/29/2049	987,528
Resona Bank Ltd.(a)(b)(c)
EUR	925,000	4.13		09/27/2049	1,119,460
	$1,475,000	5.85		09/29/2049	1,466,165
Resona Preferred Global Securities Ltd.(a)(b)(c)
	2,000,000	7.19		12/29/2049	2,104,618
Royal Bank of Scotland Group PLC(c)
	400,000	9.12		03/31/2049	455,576
	250,000	7.38	(b)	04/29/2049	250,903
Sovereign Bank
	1,000,000	4.00		02/01/2008	981,235
	300,000	5.13		03/15/2013	292,132
	455,000	4.38	(b)	08/01/2013	442,809
Tokai Preferred Capital Co. LLC(a)(b)(c)
	650,000	9.98		12/29/2049	716,068
Unicredito Italiano Capital Trust(a)(b)(c)
	500,000	9.20		10/05/2049	575,604
Washington Mutual, Inc.
	975,000	4.00		01/15/2009	944,669
	1,000,000	5.00		03/22/2012	980,678

					47,545,729

Brokerage — 2.8%
Lehman Brothers Holdings E-Capital Trust I(a)(b)(c)
	675,000	5.15		08/19/2065	676,816
Lehman Brothers Holdings, Inc.
	1,400,000	4.50		07/26/2010	1,365,093
	1,500,000	5.00		01/14/2011	1,490,923
Morgan Stanley
	2,200,000	5.05		01/21/2011	2,185,335
	550,000	5.30		03/01/2013	547,566

					6,265,733

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Statement of Investments (continued)

January 31, 2006 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Bonds — (continued)
Captive Auto(a)(c) — 1.2%
American Honda Finance Corp.
$2,750,000	5.13%	12/15/2010	$2,750,784

Captive Financial — 0.2%
Nelnet, Inc.
420,000	5.13	06/01/2010	409,097

Construction — 0.5%
Deere & Co.
1,000,000	7.85	05/15/2010	1,106,122

Consumer Cyclical Services — 1.0%
Cendant Corp.
250,000	6.25	01/15/2008	254,407
1,700,000	7.38	01/15/2013	1,889,370

			2,143,777

Consumer Products(c) — 0.3%
Fortune Brands, Inc.
800,000	5.88	01/15/2036	774,262

Diversified Manufacturing(a) — 1.0%
Tyco International Group Participation Certificate
2,350,000	4.44	06/15/2007	2,320,874

Electric — 5.8%
Calenergy, Inc.
1,575,000	7.63	10/15/2007	1,635,417
280,000	7.52	09/15/2008	294,944
Centerpoint Energy, Inc.
2,100,000	5.88	06/01/2008	2,125,616
CenterPoint Energy, Inc. Series B
350,000	7.25	09/01/2010	374,266
Columbus Southern Power Co. Series F(c)
1,000,000	5.85	10/01/2035	983,863
FirstEnergy Corp. Series C(c)
2,220,000	7.38	11/15/2031	2,568,278
MidAmerican Energy Holdings Co.
150,000	5.88	10/01/2012	153,322
Nisource Finance Corp.(b)
500,000	4.95	11/23/2009	501,622
Progress Energy Inc.
2,175,000	5.63	01/15/2016	2,154,701
PSEG Power LLC
525,000	5.00	04/01/2014	505,366
525,000	5.50	12/01/2015	519,892
TXU Corp.
1,225,000	4.80	11/15/2009	1,174,714

			12,992,001

Entertainment — 0.8%
Time Warner Entertainment Co.
1,290,000	8.38	03/15/2023	1,491,699
Time Warner Entertainment Co. LP
325,000	7.25	09/01/2008	339,397

			1,831,096

Principal		Interest		Maturity
Amount		Rate		Date	Value
Corporate Bonds — (continued)
Environmental — 0.7%
Waste Management, Inc.
	$1,385,000	7.38%		08/01/2010	$1,498,209

Food & Beverage — 0.7%
Nabisco, Inc.
	929,000	7.05		07/15/2007	955,282
Tyson Foods, Inc.
	645,000	7.25		10/01/2006	653,840

					1,609,122

Food & Drug Retailing — 0.6%
Kroger Co.
	250,000	7.45	(c)	03/01/2008	260,018
	900,000	7.50		04/01/2031	1,004,625

					1,264,643

Gaming — 0.7%
Harrahs Operating Co., Inc.
	1,425,000	7.50		01/15/2009	1,502,615

Home Construction — 0.4%
D. R. Horton, Inc.
	825,000	5.38		06/15/2012	796,755

Integrated(c) — 0.4%
Amerada Hess Corp.
	850,000	7.13		03/15/2033	970,609

Life Insurance — 6.4%
AXA Financial, Inc.
	805,000	7.75		08/01/2010	885,443
ING Security Life Institutional Funding(a)
	600,000	4.25		01/15/2010	582,883
John Hancock Global Funding II
	2,000,000	7.90		07/02/2010	2,237,060
Lincoln National Corp.
	1,000,000	6.20		12/15/2011	1,054,326
PRICOA Global Funding I(a)
	600,000	4.20		01/15/2010	580,225
Principal Financial Group Australia(a)
	1,850,000	8.20		08/15/2009	2,017,701
Reinsurance Group of America, Inc.
	625,000	6.75		12/15/2011	662,300
	1,250,000	6.75	(c)	12/15/2065	1,270,058
Reliastar Financial Corp.
	1,550,000	6.50		11/15/2008	1,603,829
SL Finance PLC
EUR	650,000	6.38		07/12/2022	893,238
The Mony Group, Inc.
	$1,000,000	8.35		03/15/2010	1,115,865
ZFS Finance USA Trust I(a)(b)(c)
	1,375,000	6.15		12/15/2065	1,380,944

					14,283,872

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Statement of Investments (continued)

January 31, 2006 (Unaudited)

Principal	Interest		Maturity
Amount	Rate		Date	Value
Corporate Bonds — (continued)
Media — Cable — 3.4%
Comcast Cable Communications Holdings, Inc.
$575,000	6.88%		06/15/2009	$600,618
1,700,000	9.46		11/15/2022	2,195,498
Cox Communications, Inc.
1,550,000	4.63		01/15/2010	1,495,985
150,000	6.95		01/15/2028	154,447
Cox Enterprises, Inc.(a)
3,275,000	4.38		05/01/2008	3,194,248

				7,640,796

Media — Non Cable — 1.2%
Clear Channel Communications, Inc.
1,700,000	8.00		11/01/2008	1,802,991
200,000	6.88		06/15/2018	197,136
News America, Inc.
250,000	7.13		04/08/2028	264,772
325,000	6.40	(a)(c)	12/15/2035	323,636

				2,588,535

Noncaptive — Financial — 9.1%
American General Finance Corp.
1,825,000	8.45	(d)	10/15/2009	2,028,848
Capital One Bank
325,000	5.00		06/15/2009	322,903
Capital One Financial Corp.
935,000	8.75		02/01/2007	966,684
Countrywide Financial Corp.(b)
2,550,000	5.26		04/01/2011	2,549,385
GATX Financial Corp.
3,400,000	5.13		04/15/2010	3,352,968
HSBC Finance Corp.
1,669,000	4.13		11/16/2009	1,609,028
PHH Corp.
3,088,000	6.00		03/01/2008	3,118,594
1,900,000	7.13		03/01/2013	1,991,065
SLM Corp.
1,150,000	5.05		11/14/2014	1,119,591
Waddell & Reed Financial, Inc.
3,250,000	5.60		01/15/2011	3,242,252

				20,301,318

Pipelines — 3.6%
CenterPoint Energy Resources Corp. Series B
700,000	7.88		04/01/2013	793,968
550,000	5.95		01/15/2014	561,171
Energy Transfer Partners
2,875,000	5.65	(a)	08/01/2012	2,839,852
2,000,000	5.95		02/01/2015	1,996,541
Enterprise Products Partners LP
1,805,000	4.95		06/01/2010	1,766,431
Panhandle Eastern Pipeline
150,000	4.80		08/15/2008	148,281

				8,106,244

Property/Casualty Insurance — 8.1%
Ace Capital Trust II(c)
250,000	9.70		04/01/2030	345,526

Principal	Interest		Maturity
Amount	Rate		Date	Value
Corporate Bonds — (continued)
Property/Casualty Insurance — (continued)
ACE INA Holdings, Inc.
$535,000	8.30%		08/15/2006	$544,322
ACE Ltd.
1,320,000	6.00		04/01/2007	1,332,616
AmerUs Group Co.
1,575,000	5.95		08/15/2015	1,577,769
AON Capital Trust A
1,000,000	8.21		01/01/2027	1,173,440
Arch Capital Group Ltd.(c)
1,545,000	7.35		05/01/2034	1,738,758
Aspen Insurance Holdings Ltd
1,100,000	6.00		08/15/2014	1,087,444
CNA Financial Corp.
520,000	6.75		11/15/2006	525,502
350,000	6.60		12/15/2008	360,683
1,000,000	5.85		12/15/2014	998,662
Endurance Specialty Holdings Ltd.
500,000	6.15		10/15/2015	506,532
1,275,000	7.00	(c)	07/15/2034	1,333,283
Liberty Mutual Group(a)(c)
2,215,000	7.00		03/15/2034	2,331,841
Marsh & McLennan Cos Inc.
1,000,000	5.15		09/15/2010	990,343
1,000,000	5.75		09/15/2015	999,928
QBE Insurance Group Ltd.(a)(b)
855,000	5.65		07/01/2023	843,169
Royal & Sun Alliance Insurance Group PLC(c)
700,000	8.50	(b)	10/15/2029	902,457
GBP
225,000	9.40		07/29/2049	474,005
Zurich Capital Trust I(a)(c)
$125,000	8.38		06/01/2037	134,767

				18,201,047

Railroads — 1.4%
CSX Corp.
1,040,000	6.25		10/15/2008	1,069,049
Union Pacific Corp.
2,000,000	7.38		09/15/2009	2,145,298

				3,214,347

Real Estate Investment Trusts (REITs) — 10.4%
Arden Realty LP
320,000	7.00		11/15/2007	330,851
1,160,000	5.20		09/01/2011	1,167,572
Brandywine Operating Partnership LP
1,125,000	4.50		11/01/2009	1,083,240
BRE Properties Inc.
3,525,000	7.45		01/15/2011	3,803,743
EOP Operating LP
1,692,000	7.75		11/15/2007	1,762,033
945,000	8.10		08/01/2010	1,040,099
Health Care Property Investors, Inc. MTN
2,850,000	4.88		09/15/2010	2,768,980
iStar Financial, Inc. Series B
3,200,000	5.70		03/01/2014	3,174,486

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Statement of Investments (continued)

January 31, 2006 (Unaudited)

Principal		Interest		Maturity
Amount		Rate		Date	Value
Corporate Bonds — (continued)
Real Estate Investment Trusts (REITs) — (continued)
Liberty Property LP
	$225,000	7.75%		04/15/2009	$239,604
Pan Pacific Retail Properties, Inc.
	1,350,000	5.95		06/01/2014	1,373,503
Post Apartment Homes LP
	1,500,000	7.70		12/20/2010	1,648,053
Shurgard Storage Centers, Inc.
	975,000	7.75		02/22/2011	1,062,525
Simon Property Group LP
	200,000	7.00	(d)	06/15/2008	207,894
	1,000,000	4.60		06/15/2010	974,694
	200,000	7.75		01/20/2011	220,491
Westfield Cap Corp. Ltd.(b)
	2,400,000	4.56		11/02/2007	2,406,485

					23,264,253

Software Technology(a) — 1.1%
Oracle Corp. and Ozark Holdings, Inc.
	2,400,000	5.00		01/15/2011	2,379,202

Technology — 1.3%
Computer Associates, Inc.(a)
	1,875,000	4.75		12/01/2009	1,842,428
First Data Corp.
	1,165,000	5.63		11/01/2011	1,174,261

					3,016,689

Tobacco — 1.2%
Altria Group, Inc.
	275,000	7.00		11/04/2013	298,835
	993,000	7.75		01/15/2027	1,163,994
Imperial Tobacco Overseas BV
	1,200,000	7.13		04/01/2009	1,262,987

					2,725,816

Wireless Telecommunications — 1.4%
America Movil SA de CV
	800,000	5.50		03/01/2014	782,832
	900,000	6.38	(c)	03/01/2035	867,906
AT&T Wireless Services, Inc.(c)
	900,000	8.75		03/01/2031	1,179,843
Intelsat
	350,000	5.25		11/01/2008	320,250

					3,150,831

Wirelines Telecommunications — 5.7%
Ameritech Capital Funding
	575,000	6.25		05/18/2009	588,623
Bellsouth Telecommunications, Inc.
	426,000	6.13		09/23/2008	435,336
Deutsche Telekom International Finance BV
	2,650,000	8.25		06/15/2030	3,303,471
France Telecom SA
EUR	175,000	8.13		01/28/2033	305,814

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Bonds — (continued)
Wirelines Telecommunications — (continued)
GTE Corp.
$1,260,000	7.51%	04/01/2009	$1,334,084
Sprint Capital Corp.
1,750,000	6.88	11/15/2028	1,894,535
Telecom Italia Capital
700,000	4.00	01/15/2010	664,966
1,700,000	4.95	09/30/2014	1,607,131
TPSA Finance BV
350,000	7.75 (a)	12/10/2008	372,993
1,500,000	7.63	01/30/2011	1,647,291
Verizon Communications, Inc.
600,000	6.36	04/15/2006	601,529

			12,755,773

TOTAL CORPORATE BONDS			$214,595,156

Emerging Markets Debt — 0.1%
Korea Development Bank
$150,000	5.75%	09/10/2013	$153,769
State of Qatar
110,000	9.75	06/15/2030	168,025

TOTAL EMERGING MARKETS DEBT			$321,794

U.S. Treasury Obligation — 1.4%
United States Treasury Inflation Protected Securities
$3,048,450	1.88%	07/15/2015	$3,019,855

TOTAL INVESTMENTS — 97.3%			$217,936,805

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* The principal amount of each security is stated in the currency in which the bond is denominated. See below.

Currency Description

EUR	= Euro Currency
GBP	= British Pound

(a) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $39,716,471, which represents approximately 17.7% of net assets as of January 31, 2006.

(b) Variable rate security. Interest rate disclosed is that which is in effect at January 31, 2006.

(c) Perpetual Maturity. Maturity date presented represents the next call date.

(d) Securities with “Put” features with resetting interest rates. Maturity dates disclosed are the next interest reset dates.

For information on the underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.gs.com/funds.

Investment Abbreviations:
MTN— Medium-Term Note
REITS— Real Estate Investment Trust

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Statement of Investments (continued)

January 31, 2006 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

Investment Valuation — Portfolio securities for which market quotations are readily available are valued at market value on the basis of quotations furnished by a pricing service or provided by dealers in such securities. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Portfolio securities for which market quotations are not readily available are valued based on yield equivalents, pricing matrices or other sources, under valuation procedures established by the Trust’s Board of Trustees.

Forward Foreign Currency Exchange Contracts — The Fund may enter into forward foreign currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions or portfolio positions. The Fund may also purchase and sell forward contracts to seek to increase total return. All commitments are “marked-to-market” daily at the applicable translation rates. The Fund records realized gains or losses at the time a forward contract is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

       The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At January 31, 2006, the Fund had sufficient cash and/or securities to cover any commitments under these contracts.

At January 31, 2006, the Fund had outstanding forward foreign currency exchange contracts, to sell foreign currencies as follows:

				Unrealized
Open Forward Foreign Currency	Expiration	Value on
Sale Contracts	Date	Settlement Date	Current Value	Gain	(Loss)

Great Britain Pound	02/15/2006	$450,757	$467,044	$—	$(16,287)
Euro	02/27/2006	3,859,231	3,821,955	37,276	—

TOTAL OPEN FORWARD FOREIGN
CURRENCY SALE CONTRACTS		$4,309,988	$4,288,999	$37,276	$(16,287)

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Statement of Investments (continued)

January 31, 2006 (Unaudited)

Futures Contracts — The Fund may enter into futures transactions to hedge against changes in interest rates, securities prices, currency exchange rates or to seek to increase total return. Futures contracts are valued at the last settlement price at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Fund is required to deposit with a broker or the Fund’s custodian bank on behalf of the broker an amount of cash or securities equal to the minimum “initial margin” requirement of the associated futures exchange. Subsequent payments for futures contracts (“variation margin”) are paid or received by the Fund daily, dependent on the daily fluctuations in the value of the contracts, and are recorded for financial reporting purposes as unrealized gains or losses. When contracts are closed, the Fund realizes a gain or loss.

       The use of futures contracts involve, to varying degrees, elements of market and counterparty risk. Changes in the value of the futures contract may not directly correlate with changes in the value of the underlying securities. This risk may decrease the effectiveness of the Fund’s strategies and potentially result in a loss.

At January 31, 2006, the following futures contracts were open as follows:

	Number of
	Contracts	Settlement	Market	Unrealized
Type	Long (Short)	Month	Value	Gain (Loss)

Eurodollars	(9)	March 2006	$(2,141,438)	$1,432
Eurodollars	10	June 2006	2,376,875	259
Eurodollars	(20)	September 2006	(4,753,750)	34,682
Eurodollars	16	December 2006	3,804,400	(26,499)
Eurodollars	(20)	March 2007	(4,758,000)	27,432
U.S. Treasury Bonds	32	March 2006	3,611,000	1,702
2 Year U.S. Treasury Notes	70	March 2006	14,339,063	(19,884)
5 Year U.S. Treasury Notes	(339)	March 2006	(35,843,953)	123,826
10 Year German Federal Republic Bonds	(11)	March 2006	(1,324,730)	5,454
10 Year U.S. Treasury Notes	(3)	March 2006	(325,313)	3,601

			$(25,015,846)	$152,005

Segregation Transactions — As set forth in the prospectus, the Fund may enter into certain derivative transactions to seek to increase total return. Forward foreign currency exchange contracts, futures contracts, written options, swap contracts, mortgage dollar rolls, when-issued securities and forward commitments represent examples of such transactions. As a result of entering into these transactions, the Fund is required to segregate liquid assets, on the books of their custodian, with a daily mark-to-market value equal to or greater than the market value of the corresponding transactions.

Swap Contracts — The Fund may enter into swap transactions for hedging purposes or to seek to increase total return. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices, rates or indices for a specified amount of an underlying asset or notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

       Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net interest payment to be received by the Fund and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index.

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Statement of Investments (continued)

January 31, 2006 (Unaudited)

Swap Contracts (continued) — The Fund records unrealized gains or losses on a daily basis representing the value and the current net receivable or payable relating to open interest rate swap contracts. Net amounts received or paid on the swap contracts, including terminated swaps, are recorded as realized gains or losses.

At January 31, 2006, the Fund had outstanding swap contracts with the following terms:

INTEREST RATE SWAP CONTRACTS

			Rate Type
	Notional		Payments	Payments
Swap	Amount	Termination	received by	made by	Unrealized
Counterparty	(000s)	Date	the Fund	the Fund	Gain (Loss)

Banc of America Securities LLC	$8,000	09/02/2010	4.31%	3 month LIBOR Floating	$(118,550)
Banc of America Securities LLC	5,000	05/23/2012	4.37%	3 month LIBOR Floating	(164,402)
Banc of America Securities LLC	11,000	09/24/2012	4.52%	3 month LIBOR Floating	(169,323)
Banc of America Securities LLC	7,000	10/19/2015	4.97%	3 month LIBOR Floating	50,657
Banc of America Securities LLC	4,000	03/19/2035	5.29%	3 month LIBOR Floating	135,574
Banc of America Securities LLC	2,800	04/09/2035	5.27%	3 month LIBOR Floating	85,785

TOTAL					$(180,259)

       The Fund may enter into credit default swaps. The Fund may purchase credit protection on the referenced obligation of the credit default swap (“buy contract”). During the period a Fund enters into a buy contract, the Fund is required, upon the occurrence of a credit event, as defined in the swap agreement, to deliver to the counterparty the principal amount of the referenced obligation of the swap and will, concurrently, receive an agreed upon value.

       The Fund may also provide or sell credit protection on the referenced obligation of a credit default swap (“sale contract”). During the period a Fund enters into a sale contract, the Fund is required, upon the occurrence of a credit event, as defined in the swap agreement, to pay the notional amount of the swap to the counterparty, which generally equals the face value of the referenced obligation and, concurrently, will receive the principal amount of the referenced obligation. If a credit event occurs, the maximum payout amount for a sale contract is limited to the notional amount of the swap contract (“maximum payout amount”).

       During the term of the credit default swap agreement, the Fund receives (makes) periodic payments from (to) the respective counterparty, calculated at the agreed upon interest rate applied to the notional amount. On a daily basis, these amounts are accrued and recorded as unrealized gains (losses) on swap contract transactions. The receipt or delivery of these payments are recorded as realized gains (losses) on swap contracts.

       Credit default swaps may involve greater risks than if a Fund had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Fund enters into a buy contract and no credit event occurs its exposure is limited to the periodic payments previously made to the counterparty. In addition, if the Fund enters into a sale contract and a credit event occurs, the value of the referenced obligation received by the Fund reduced by the periodic payments previously received, may be less than the maximum payout amount it pays to the counterparty, resulting in a loss to the Fund.

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Statement of Investments (continued)

January 31, 2006 (Unaudited)

At January 31, 2006, the Fund had outstanding credit default swap contracts with the following terms:

		Notional
		Amount	Rate Paid	Termination	Unrealized
Referenced Obligation	Swap Counterparty	(000s)	by the Fund	Date	Loss

Purchased Protection:
Cendant Corp.,	Salomon Smith Barney, Inc.	$325	1.13%	12/20/2010	$(4,943)
7.38%, 01/15/2013
Cendant Corp.,	Salomon Smith Barney, Inc.	675	1.22%	12/20/2010	(10,335)
7.38%, 01/15/2013
iBoxx Core Investment Grade Bond Trust	J.P. Morgan Securities, Inc.	11,000	0.85%	12/20/2010	(84,676)
iBoxx Core Investment Grade Bond Trust	Banc of America Securities LLC	20,000	0.45%	12/20/2010	(35,932)
iBoxx Core Investment Grade Bond Trust	Salomon Smith Barney, Inc.	41,200	0.45%	12/20/2010	(38,737)
First Data Corp.,	J.P. Morgan Securities, Inc.	1,300	0.50%	03/21/2011	(3,708)
5.63%, 11/01/2011
iBoxx Core Investment Grade Bond Trust	J.P. Morgan Securities, Inc.	25,000	0.55%	06/20/2012	(13,966)

TOTAL					$(192,297)

Treasury Inflation-Protected Securities — The Fund may invest in Treasury Inflation-Protected Securities (“TIPS”), specially structured bonds on which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index (“CPI”). The adjustments for interest income due to inflation are reflected in interest income. TIPS are backed by the full faith and credit of the U.S. Government.

TAX INFORMATION — At January 31, 2006, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$221,014,113

Gross unrealized gain	524,117
Gross unrealized loss	(3,601,425)

Net unrealized security loss	$(3,077,308)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), as enhanced as described below, were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ KAYSIE UNIACKE, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date March 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ KAYSIE UNIACKE, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date March 30, 2006

By (Signature and Title)*	JOHN M. PERLOWSKI, TREASURER/PRINCIPAL FINANCIAL OFFICER

Date March 30, 2006

* Print the name and title of each signing officer under his or her signature.